SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MICHIGAN MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY MICHIGAN MUNICIPAL
INCOME FUND)
AND
FIDELITY
MICHIGAN MUNICIPAL MONEY
MARKET FUND
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                             3     NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                    4     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                      7     THE MANAGER'S REVIEW OF FUND
                                                      PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                             10    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                      INVESTMENTS OVER THE PAST SIX MONTHS.

 INVESTMENTS                                    11    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                      WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                           21    STATEMENTS OF ASSETS AND LIABILITIES,
                                                      OPERATIONS, AND CHANGES IN NET ASSETS,
                                                      AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                    25    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                      27    THE MANAGER'S REVIEW OF FUND
                                                      PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                             29    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                      INVESTMENTS OVER THE PAST SIX MONTHS
                                                      AND ONE YEAR.

 INVESTMENTS                                    30    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                           35    STATEMENTS OF ASSETS AND LIABILITIES,
                                                      OPERATIONS, AND CHANGES IN NET ASSETS,
                                                      AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                           39    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                           43    THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                   44



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN MICHIGAN MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

SPARTAN MI MUNI INCOME                        9.02%    36.95%   120.12%

LB MICHIGAN MUNICIPAL BOND                    9.42%    N/A      N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE         8.50%    38.10%   121.05%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period
- in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a total return performance benchmark for Michigan investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of Michigan tax-exempt municipal bond funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 50 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

SPARTAN MI MUNI INCOME                        9.02%    6.49%    8.21%

LB MICHIGAN MUNICIPAL BOND                    9.42%    N/A      N/A

MICHIGAN MUNICIPAL DEBT FUNDS AVERAGE         8.50%    6.67%    8.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980122 144810 S00000000000001
             Spartan MI Muni Income      LB Municipal Bond
             00081                       LB015
  1987/12/31      10000.00                    10000.00
  1988/01/31      10442.42                    10356.20
  1988/02/29      10572.26                    10465.67
  1988/03/31      10328.69                    10344.26
  1988/04/30      10371.58                    10422.88
  1988/05/31      10434.92                    10392.76
  1988/06/30      10628.39                    10544.80
  1988/07/31      10721.16                    10613.56
  1988/08/31      10774.70                    10622.90
  1988/09/30      10961.17                    10815.17
  1988/10/31      11190.26                    11005.52
  1988/11/30      11099.76                    10904.71
  1988/12/31      11301.43                    11016.26
  1989/01/31      11463.05                    11244.08
  1989/02/28      11393.06                    11115.78
  1989/03/31      11397.30                    11089.22
  1989/04/30      11731.05                    11352.47
  1989/05/31      11971.03                    11588.27
  1989/06/30      12125.34                    11745.63
  1989/07/31      12236.94                    11905.49
  1989/08/31      12141.11                    11788.94
  1989/09/30      12112.96                    11753.81
  1989/10/31      12235.25                    11897.56
  1989/11/30      12404.84                    12105.76
  1989/12/31      12455.86                    12204.79
  1990/01/31      12379.04                    12147.06
  1990/02/28      12484.55                    12255.17
  1990/03/31      12479.46                    12258.84
  1990/04/30      12264.08                    12170.09
  1990/05/31      12554.96                    12435.76
  1990/06/30      12662.45                    12545.07
  1990/07/31      12840.18                    12729.49
  1990/08/31      12645.90                    12544.65
  1990/09/30      12708.93                    12551.80
  1990/10/31      12829.34                    12779.49
  1990/11/30      13080.55                    13036.49
  1990/12/31      13097.17                    13093.20
  1991/01/31      13221.61                    13268.91
  1991/02/28      13320.46                    13384.35
  1991/03/31      13346.85                    13389.17
  1991/04/30      13568.47                    13567.24
  1991/05/31      13630.82                    13687.86
  1991/06/30      13610.69                    13674.31
  1991/07/31      13825.42                    13840.86
  1991/08/31      13991.55                    14023.14
  1991/09/30      14145.13                    14205.72
  1991/10/31      14299.08                    14333.57
  1991/11/30      14351.70                    14373.57
  1991/12/31      14673.69                    14682.02
  1992/01/31      14726.82                    14715.50
  1992/02/29      14751.41                    14720.21
  1992/03/31      14768.14                    14725.65
  1992/04/30      14899.04                    14856.71
  1992/05/31      15060.47                    15031.57
  1992/06/30      15324.87                    15283.80
  1992/07/31      15884.38                    15742.01
  1992/08/31      15660.10                    15588.53
  1992/09/30      15766.43                    15690.48
  1992/10/31      15500.01                    15536.24
  1992/11/30      15879.15                    15814.49
  1992/12/31      16073.01                    15975.96
  1993/01/31      16308.59                    16161.76
  1993/02/28      16964.11                    16746.33
  1993/03/31      16770.49                    16569.32
  1993/04/30      16949.52                    16736.51
  1993/05/31      17062.47                    16830.57
  1993/06/30      17355.44                    17111.47
  1993/07/31      17342.64                    17133.88
  1993/08/31      17753.71                    17490.61
  1993/09/30      17978.32                    17689.83
  1993/10/31      18005.66                    17723.97
  1993/11/30      17888.18                    17567.82
  1993/12/31      18296.09                    17938.68
  1994/01/31      18544.58                    18143.54
  1994/02/28      18009.06                    17673.62
  1994/03/31      17194.97                    16953.95
  1994/04/30      17280.38                    17097.72
  1994/05/31      17368.82                    17245.96
  1994/06/30      17317.81                    17140.59
  1994/07/31      17623.01                    17454.77
  1994/08/31      17666.65                    17515.17
  1994/09/30      17428.01                    17258.04
  1994/10/31      17066.57                    16951.54
  1994/11/30      16529.30                    16645.06
  1994/12/31      16923.01                    17011.41
  1995/01/31      17432.10                    17497.60
  1995/02/28      17934.53                    18006.43
  1995/03/31      17785.31                    18213.33
  1995/04/30      17819.75                    18234.82
  1995/05/31      18394.27                    18816.69
  1995/06/30      18180.70                    18652.98
  1995/07/31      18296.81                    18829.81
  1995/08/31      18544.21                    19068.58
  1995/09/30      18687.70                    19189.28
  1995/10/31      18967.23                    19468.29
  1995/11/30      19330.19                    19791.27
  1995/12/31      19531.37                    19981.47
  1996/01/31      19667.21                    20132.33
  1996/02/29      19508.93                    19996.43
  1996/03/31      19219.32                    19740.88
  1996/04/30      19147.93                    19685.01
  1996/05/31      19129.76                    19677.14
  1996/06/30      19350.68                    19891.42
  1996/07/31      19521.98                    20072.43
  1996/08/31      19484.66                    20067.62
  1996/09/30      19706.61                    20348.56
  1996/10/31      19914.64                    20578.71
  1996/11/30      20279.80                    20955.30
  1996/12/31      20191.11                    20867.28
  1997/01/31      20205.81                    20906.72
  1997/02/28      20408.37                    21098.65
  1997/03/31      20116.36                    20817.40
  1997/04/30      20272.77                    20991.64
  1997/05/31      20559.48                    21307.36
  1997/06/30      20788.36                    21534.28
  1997/07/31      21367.78                    22130.78
  1997/08/31      21140.67                    21923.41
  1997/09/30      21427.29                    22183.65
  1997/10/31      21551.18                    22326.29
  1997/11/30      21691.78                    22457.57
  1997/12/31      22012.43                    22785.22
IMATRL PRASUN   SHR__CHT 19971231 19980122 144813 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $22,012 - a 120.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,785 - a 127.85% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY
HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993

DIVIDEND RETURNS               5.27%   5.63%    6.15%    5.40%     6.28%

CAPITAL APPRECIATION RETURNS   3.75%   -2.25%    9.26%   -12.90%    7.55%

TOTAL RETURNS                  9.02%   3.38%    15.41%   -7.50%    13.83%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      6.13(CENTS)   29.18(CENTS)   57.05(CENTS)

ANNUALIZED DIVIDEND RATE                 6.18%         5.01%          5.00%

30-DAY ANNUALIZED YIELD                  4.30%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.03%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.68 over the past one month, $11.55 over the past six months and $11.40 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1997 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing integral
roles, municipal bonds managed
to perform well for the 12 months
that ended December 31, 1997.
The Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 9.19% in this period,
while its taxable counterpart -
the Lehman Brothers Aggregate
Bond Index - returned 9.65%.
Through much of the first half of
1997, the supply/demand
situation was favorable as low
supply and high demand
translated into rising muni bond
prices. The second half, however,
saw a large amount of new
issuance and while demand
remained healthy, it took time for
investors to become acclimated to
this new supply. In the interim,
muni bond prices fell. Another
notable hiccup came in March,
when the Federal Reserve Board
raised a key short-term interest
rate to try to stave off inflation.
Although investors anticipated this
move, the market nevertheless
reacted negatively. From April
through mid-September,
encouraging economic data,
coupled with the Fed's reluctance
to raise rates further, tempered
concerns. In September and
October, high supply and low
demand resulted in subpar
performance for muni bonds, but
Asian volatility toward the end of
the period changed momentum.
Currency devaluations in that
region meant prices of Asian
goods would become cheaper
and that inflation was less likely.
NOTE TO SHAREHOLDERS: Effective January 31, 1998, Norm Lind (right photo) became Portfolio Manager of Spartan Michigan Municipal Income Fund. The following is an interview with David Murphy (left photo), who managed the fund during the period covered by this report, with additional comments from Norm Lind on his outlook and investment approach.
Q. HOW DID THE FUND PERFORM, DAVID?
D.M. For the 12-month period that ended December 31, 1997, the fund had a total return of 9.02%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 8.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Michigan Municipal Bond Index - which tracks the state's municipal market - returned 9.42% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
D.M. In terms of the way the fund's investments were allocated among bonds with various maturities, over the past six months I increased the fund's emphasis on bonds with maturities between 10 and 20 years. I did that because the yield curve - which is a graphical representation of the yield of bonds by ascending maturity dates - was flat beyond 20 years. Up to about a 20-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of more than 20 years, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration - which measures its sensitivity to changes in interest rates
- in line with the municipal bond market as a whole, as represented by the Lehman Brothers Michigan Municipal Bond Index. By doing so, the fund avoided becoming aggressive or defensive about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD? WHICH INVESTMENTS PROVED DISAPPOINTING?
D.M. Some of the fund's best performers were discount-coupon bonds, which offer less annual income than newly issued securities. When interest rates fall and the bond market rallies - as it did throughout much of the final six months of 1997 - discounts generally do well. As far as disappointments go, bonds issued by Michigan Health Care Corp., which had been in bankruptcy for the past two years, continued to detract modestly from the fund's performance. However, at the very end of the period, the company was liquidated, its assets were sold and the bulk of the proceeds were given to bond holders. As a result, the bonds ceased to exist.
Q. WERE THERE ANY CHANGES TO THE WAY THE FUND'S INVESTMENTS WERE ALLOCATED AMONG THE VARIOUS SECTORS OF THE MUNICIPAL MARKET?
D.M. The fund's sector concentrations remained roughly the same throughout the past six months. However, within the health care sector I did make some noticeable changes. Specifically, I sold some of the fund's lower-quality, Baa-rated health care holdings in order to lock in their strong performance and to focus on higher-quality organizations. Thanks to strong labor unions and the attractive health care coverage they've gotten for their members, Michigan hospitals have been somewhat immune to the cost-cutting pressures that face hospitals in most other states. Furthermore, the state does not permit for-profit hospitals, so there has been limited competitive pressure coming from health care companies outside of Michigan. Moreover, because I believe that Michigan's health care organizations will face increased competition down the road, I added more higher-rated hospitals with strong balance sheets and capable management teams. In my view, hospitals with those advantages are better-prepared to survive and do well in a more competitive environment.
Q. TURNING TO YOU NORM, WHAT'S
YOUR OUTLOOK?
N.L. The municipal market's performance largely will depend on the direction of interest rates, although the supply of and demand for municipal bonds also will play a role. As far as supply goes, we saw more municipal bonds come to market in the final months of 1997 as issuers took advantage of falling interest rates to issue new debt or refinance their older, more expensive debt. As long as interest rates stay at current levels or fall further, I expect we'll see more of that activity and the supply of municipal bonds will grow. The question is: Will demand be strong enough to digest that growing supply? Over the past six months or so, the increase in the supply of municipals has contributed to municipal bonds underperforming U.S. Treasury bonds. But that undeperformance may turn out to be a silver lining because municipals are priced attractively compared to their taxable counterparts. If investors start focusing on their value, municipals could perform well relative to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON HIS INVESTMENT
STYLE:
"My strategy is the same as the
previous manager of the fund. I
focus on adding value through
individual security selection,
rather than trying to predict where
interest rates are headed. As a
result, I will continue to match the
fund's duration - which measures
how sensitive its share price is to
changes in interest rates - with
that of the intermediate municipal
market, as tracked by the Lehman
Brothers Michigan Municipal
Bond Index. By keeping the fund's
duration `neutral' to the market,
its performance won't be
compromised  because I made an
incorrect judgment about the
direction of interest rates.
"Bonds can become cheap if they
fall out of investors' favor as a
result of their credit quality,
maturity or other factor. In
choosing individual securities, I
look for bonds that I think are
priced cheap relative to what I
believe to be their fair value, with
the intention of holding them until
I believe they've reached full
value."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of December 31,
1997, more than $457 million
MANAGER: Norm Lind, since
January 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

HEALTH CARE             23.0           22.6

GENERAL OBLIGATION      18.9           18.4

WATER & SEWER           11.0           9.6

ELECTRIC REVENUE        9.5            11.8

ESCROWED/PRE-REFUNDED   8.5            7.0

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
               6 MONTHS AGO

YEARS   14.0   13.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1997
              6 MONTHS AGO

YEARS   6.8   6.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997
AAA 52.2%
AA, A 40.2%
BAA 3.3%
CAA, C 0.0%
NON-RATED 1.6%
SHORT-TERM
INVESTMENTS 2.7%
AAA 46.7%
AA, A 38.4%
BAA 3.9%
CAA, C 0.6%
NON-RATED 0.7%
SHORT-TERM
INVESTMENTS 9.7%
ROW: 1, COL: 1, VALUE: 52.2
ROW: 1, COL: 2, VALUE: 40.2
ROW: 1, COL: 3, VALUE: 3.3
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 2.7
ROW: 1, COL: 1, VALUE: 45.7
ROW: 1, COL: 2, VALUE: 37.4
ROW: 1, COL: 3, VALUE: 3.9
ROW: 1, COL: 4, VALUE: 1.6
ROW: 1, COL: 5, VALUE: 1.7
ROW: 1, COL: 6, VALUE: 9.699999999999999
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - 96.6%
Anchor Bay School Dist.
5.50% 5/1/18 (MBIA Insured)  Aaa $ 2,720,000 $ 2,811,800
Central Michigan Univ. Rev. 5.50% 10/1/17
(FGIC Insured)  Aaa  1,750,000  1,809,063
Clarkston Commty. Schools 5.55% 5/1/10
(FGIC Insured)  Aaa  2,600,000  2,752,750
Clintondale Commty. Schools Rfdg.
5.50% 5/1/15  Aa2  2,205,000  2,295,956
Comstock Pub. Schools (Cap. Appreciation)
0% 5/1/05 (FSA Insured)  Aaa  1,300,000  944,125
Davison Commty. School Dist.
5.375% 5/1/16 (FGIC Insured)  Aaa  1,000,000  1,020,000
Dearborn Swr. Disp. Sys. Rev. Series A:
6.50% 4/1/03 (MBIA Insured)  Aaa  1,030,000  1,138,150
 6.50% 4/1/04 (MBIA Insured)  Aaa  1,095,000  1,226,400
 5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,643,281
Detroit City School Dist. Rfdg. 5.125% 5/1/07  Aa2  1,000,000
1,050,000
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  12,763,500
Detroit Gen. Oblig.:
Rfdg. (Distributable State Aid):
 5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,210,000
  5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  7,393,750
  5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,736,250
 Series A:
 4.40% 4/1/98  Baa  1,005,000  1,005,513
  5% 4/1/00 (FGIC Insured)  Aaa  1,210,000  1,234,200
  5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,026,250
  5% 4/1/05 (MBIA Insured)  Aaa  1,765,000  1,826,775
Detroit Local Dev. Fin. Auth. Rfdg.
Sr. Series A, 5.375% 5/1/18  A3  3,000,000  3,033,750
Detroit Swr. Disp. Rev.:
5.70% 7/1/23 (FGIC Insured)  Aaa  10,000,000  10,287,500
 Rfdg. Series B:
 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000  1,292,438
  5.25% 7/1/15 (MBIA Insured)  Aaa  5,000,000  5,043,750
 (Wtr. Supply Sys. Proj.)
 Series A, 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,085,281
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Detroit Wtr. Supply Sys. Rev. Rfdg.:
6.20% 7/1/04 (FGIC Insured)
 (Pre-Refunded to 7/1/02 @ 102) (d)  Aaa $ 3,795,000 $ 4,150,781
 6.25% 7/1/12 (FGIC Insured)  Aaa  1,000,000  1,075,000
 6.50% 7/1/15 (FGIC Insured)  Aaa  16,000,000  19,000,000
Eastern Michigan Univ. Rev. Rfdg.
5.90% 6/1/02 (AMBAC Insured)  Aaa  1,000,000  1,067,500
Ferndale School Dist. Rfdg.:
6% 5/1/07 (FGIC Insured)  Aaa  1,250,000  1,401,563
 6% 5/1/08 (FGIC Insured)  Aaa  1,300,000  1,464,125
 6% 5/1/09 (FGIC Insured)  Aaa  1,300,000  1,464,125
Flint Hosp. Bldg. Auth. Rev.
(Hurley Med. Ctr.) 6.50% 7/1/20  Baa1  5,570,000  5,848,500
Forest Hills Pub. Schools 7.375% 5/1/15
(Pre-Refunded to 5/1/00 @ 101) (d)  AA  2,000,000  2,165,000
Greater Detroit Resource Recovery Auth. Rev. Rfdg.:
Series A, 6.25% 12/13/05 (AMBAC Insured)  Aaa  4,000,000  4,485,000
 Series B, 5.50% 12/13/04 (AMBAC Insured)  Aaa  2,000,000  2,132,500
 Series B, 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,242,500
Harbor Springs Pub. Schools (Cap. Appreciation):
0% 5/1/11 (AMBAC Insured)  Aaa  1,280,000  662,400
 0% 5/1/12 (AMBAC Insured)  Aaa  1,390,000  681,100
Hastings School Dist.
5.625% 5/1/18 (FGIC Insured)  Aaa  1,000,000  1,042,500
Holly Area School Dist.:
6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,367,406
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,322,500
Howell Pub. Schools Rfdg. (Cap.
Appreciation) 0% 5/1/10 (AMBAC Insured)  Aaa  1,130,000  625,738
Huron Valley School Dist. Rfdg. (Cap.
Appreciation) 0% 5/1/11 (FGIC Insured)  Aaa  5,830,000  3,017,025
Imlay City Commty. Schools Dist. Rfdg. (Cap.
Appreciation) 0% 5/1/06 (FGIC Insured)  Aaa  1,375,000  952,188
Kalamazoo City School Dist. (Cap. Appreciation)
(School Bldg. & Site) 0% 5/1/07  AA  1,195,000  784,219
Kent Hosp. Fin. Auth. Hosp. Facs. Rev. Rfdg.
(Butterworth Hosp.) Series A, 7.25% 1/15/13  A1  3,685,000  4,610,856
Lakeshore Pub. Schools (Berrien County)
6.80% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,167,500
Lansing Bldg. Auth. (Cap. Appreciation)
(Deferred Interest)  0% 6/1/12
(AMBAC Insured)  Aaa  3,000,000  1,440,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Lowell Area School (Cap. Appreciation)
0% 5/1/15 (FGIC Insured)
(Pre-Refunded to 5/1/05 @ 49.088) (d)(g)  Aaa $ 11,375,000 $ 4,038,125
Marquette City Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.):
 Series C, 7.50% 4/1/07
  (Pre-Refunded to 4/1/99 @ 102) (d)  A2  1,000,000  1,061,250
  Series C, 7.50% 4/1/19
   (Pre-Refunded to 4/1/99 @ 102) (d)  A2  1,190,000  1,262,888
  Series D, 5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,980,313
Mason Pub. Schools Dist.
6.50% 5/1/05 (FGIC Insured)  Aaa  1,200,000  1,354,500
Michigan Bldg. Auth. Rev.:
(Cap. Appreciation):
 (Chippewa Correctional) Series I,
  0% 10/1/00 (Escrowed to Maturity) (d)  Aaa  2,275,000  2,030,438
  (Detroit Reg'l.) Series I:
  0% 10/1/99 (Escrowed to Maturity) (d)  Aaa  2,000,000  1,867,500
   0% 10/1/01 (Escrowed to Maturity) (d)  Aaa  1,000,000  853,750
   0% 10/1/02 (Escrowed to Maturity) (d)  Aaa  2,000,000  1,627,500
   0% 10/1/04 (Escrowed to Maturity) (d)  Aaa  8,120,000  6,018,950
 (Facs. Prog.) Series I,
 5.30% 10/1/10 (AMBAC Insured)  Aaa  1,300,000  1,366,625
 Rfdg. Series I:
 6% 10/1/00  A1  1,375,000  1,443,750
  6.25% 10/1/20  A1  1,500,000  1,590,000
 Series II:
 6.25% 10/1/01 (AMBAC Insured)  Aaa  1,000,000  1,073,750
  6.75% 10/1/11  A1  1,000,000  1,088,750
Michigan College Savings Gen. Oblig.
0% 8/1/01  Aa2  1,045,000  901,313
Michigan Comprehensive Trans. Rev. Rfdg.:
Series B, 5.75% 5/15/04  A1  1,275,000  1,365,844
 Series 1988-II, 7.625% 5/1/11  A1  2,145,000  2,212,568
Michigan Hosp. Fin. Auth. Rev.:
(Daughters of Charity Health Sys.)
 (Providence Hosp.) 7% 11/1/21
 (Pre-Refunded to 11/1/01 @ 102) (d)  Aa2  1,000,000  1,116,250
 (Mercy Health Svcs. Inc.):
 Series Q:
  6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,251,475
   6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,382,013
   5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  2,015,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 (Mercy Health Svcs. Inc.): - continued
  Series R,
  5.25% 8/15/10 (AMBAC Insured)  Aaa $ 2,195,000 $ 2,280,056
 (Presbyterian Villages):
 6.40% 1/1/15  -  1,000,000  1,058,750
  6.50% 1/1/25  -  1,225,000  1,296,959
 (St. John Hosp. & Med. Ctr.) Series A:
 6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,816,875
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,921,613
 Rfdg.:
 (Bay Med. Ctr.) Series A, 8.25% 7/1/12  A3  3,000,000  3,348,750
  (Charity Obligated Group)
  Series D, 4.80% 11/1/04  Aa2  2,500,000  2,500,000
  (Crittenton Hosp.) Series A, 5.25% 3/1/14  A1  6,520,000  6,552,600
  (Daughters of Charity Health Sys.)
  5.50% 11/1/05  Aa2  3,485,000  3,715,881
  (Detroit Med. Ctr.):
  Series A:
   6.375% 8/15/09  A2  1,000,000  1,073,750
    6.50% 8/15/18  A2  4,000,000  4,330,000
   Series B, 5.50% 8/15/23  A2  3,400,000  3,438,250
  (Henry Ford Health Sys.)
   Series A, 5.25% 11/15/25  Aa2  13,100,000  12,985,375
  (McLaren Oblig. Group)
  Series A, 5.375% 10/15/13  A1  4,280,000  4,328,150
  (Mercy Health Svcs. Inc.)
  Series T, 6% 8/15/06  Aa3  1,250,000  1,376,563
  (Sisters of Mercy Health Corp.)
  Series P, 5.375% 8/15/14 (MBIA Insured)  Aaa  9,950,000  10,459,938
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.
Series B:
 5.80% 4/1/19  AA-  4,650,000  4,795,313
  7.55% 4/1/23  AA-  4,750,000  5,046,875
Michigan Hsg. Dev. Auth. Single Family Mtg.
Rev.:
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,760,000
   7.70% 12/1/16  AA+  2,490,000  2,589,600
   5.15% 12/1/26 (AMBAC Insured) (b)  Aaa  2,500,000  2,575,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hsg. Dev. Auth. Single Family Mtg.
Rev.: - continued
  Series C:
  5.95% 12/1/14  AA+ $ 2,500,000 $ 2,612,500
   6% 12/1/16  AA+  2,500,000  2,612,500
   5.95% 12/1/17  AA+  2,905,000  3,053,881
   Rfdg. 5.90% 12/1/15  AA+  2,000,000  2,095,000
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A3  8,825,000  8,990,469
Michigan Muni. Bond Auth. Rev.:
(Local Gov't Loan Prog.):
  Rfdg.:
  (Cap. Appreciation) Series A:
   0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,480,000
    0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,307,775
    0% 12/1/06 (FGIC Insured)  Aaa  5,000,000  3,362,500
    0% 12/1/07 (FGIC Insured)  Aaa  1,000,000  640,000
   4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  6,022,500
   (State Revolving Fund)
    Series A, 6% 10/1/03  Aa1  2,490,000  2,717,213
  7.50% 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,049,640
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
(Belle River Proj.) Series A:
 5.70% 1/1/03  A1  2,000,000  2,125,000
  5.25% 1/1/18  A1  10,000,000  10,000,000
Michigan South Central Pwr. Agcy. Pwr. Supply
Sys. Rev. Rfdg.:
 5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,330,000
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,676,558
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Gladwin Pines Nursing Home Proj.)
 (Midland Hosp. Ctr.) 8.75% 1/1/08
 (Pre-Refunded to 2/2/98 @ 102) (d)  Aaa  1,640,000  1,672,800
 Rfdg.:
 (Detroit Edison Co. Proj.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa  5,000,000  5,537,500
   Series BB:
   7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,437,500
    6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,350,000
    7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,816,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
 Rfdg.: - continued
  (Envir. Research Institute):
  6.25% 8/15/06
   (Pre-Refunded to 8/15/02 @ 101) (d)  - $ 2,660,000 $ 2,902,725
   6.375% 8/15/12
   (Pre-Refunded to 8/15/02 @ 101) (d)  -  1,770,000  1,940,363
  (Ford Motor Co. Proj.)
  Series A, 7.10% 2/1/06  A1  4,000,000  4,710,000
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(General Motors Corp. Proj.) 6.20% 9/1/20  A3  1,500,000  1,629,375
Michigan Trunk Line Series A:
5.75% 10/1/04  A1  4,145,000  4,455,875
 5.40% 11/1/11 (FGIC Insured)  A1  1,585,000  1,656,325
 6.25% 8/15/15  Aa2  3,145,000  3,357,288
 5.50% 10/1/21  A1  5,000,000  5,075,000
Michigan Univ. Rev.:
Series A:
 6% 2/15/03 (AMBAC Insured)  Aaa  1,030,000  1,112,400
  6% 2/15/04 (AMBAC Insured)  Aaa  1,065,000  1,162,181
 (Univ. Hosp. Proj.):
 Rfdg. Series A, 5.75% 12/1/12  Aa2  9,000,000  9,405,000
  7% 12/1/21
  (Pre-Refunded to 12/01/00 @ 102) (d)  AA  1,000,000  1,097,500
Mona Shores School Dist. School Bldg. & Site
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,664,000
Monroe County Poll. Cont. Rev.
(Detroit Edison Co. Proj.) Series CC,
7.50% 12/1/19 (AMBAC Insured) (b)  Aaa  5,000,000  5,443,750
Okemos Pub. School Dist. Rfdg.
(Cap. Appreciation):
 0% 5/1/12 (MBIA Insured)  Aaa  2,500,000  1,231,250
  0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  790,500
Pickney Commty. Schools
5.50% 5/1/14 (FGIC Insured)  Aaa  3,075,000  3,209,531
Port Huron Area School Dist. (Cap.
Appreciation) (School Bldg. & Site)
0% 5/1/08  Aa2  1,975,000  1,229,438
Rochester Commty. School Dist.:
5.50% 5/1/06 (MBIA Insured)  Aaa  1,000,000  1,082,500
 Rfdg. 5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,095,000
Romulus Commty. Schools (Cap. Appreciation)
Series 1, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,490,900
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Royal Oak City School Dist. School Bldg. &
Site (Cap. Appreciation)
0% 5/1/05 (AMBAC Insured)  Aaa $ 3,000,000 $ 2,175,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(William Beaumont Hosp.):
 5.50% 1/1/14  Aa3  4,000,000  4,160,000
  (Cap. Appreciation) Series K, 0% 11/15/05  Aa3  5,910,000  4,129,613
St. Clair Shores Econ. Dev. Corp. Rev. Ltd. Oblig.
(Bon Secours Health Sys.) Series B,
7.50% 9/1/15  A2  1,800,000  1,939,500
St. John's Pub. Schools 6.50%
5/1/07 (FGIC Insured)  Aaa  1,400,000  1,622,250
Vicksburg Commty. Schools 7% 5/1/07 (MBIA
Insured) (Pre-Refunded to 5/1/01 @ 102) (d)  Aaa  1,750,000  1,940,313
Walled Lake Consolidated School Dist. Rfdg.
5.30% 5/1/09 (MBIA Insured)  Aaa  3,550,000  3,731,938
Wayne Charter County Arpt. Rev. (Sub. Lien)
(Detroit Metropolitan Arpt.):
 Series B, 6.875% 12/1/11 (MBIA Insured) (b)  Aaa  1,500,000
1,659,375
  Rfdg. Series C, 5.25% 12/1/03
  (MBIA Insured)  Aaa  2,000,000  2,027,500
Wayne County Bldg. Auth. Series A, 8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (d)  Baa2  2,250,000  2,604,375
West Ottawa Pub. School Dist. Bldg. & Site
(Cap. Appreciation) 0% 5/1/06 (MBIA Insured)
(Pre-Refunded to 5/1/05 @ 95.92) (d)  Aaa  4,110,000  2,846,175
West Ottawa Pub. School Dist. Rfdg.
5.25% 5/1/10 (FGIC Insured)  Aaa  2,325,000  2,420,906
Western Michigan Univ. Rev.:
Rfdg. Series A, 6.50%
 7/15/21 (AMBAC Insured)
  (Pre-Refunded to 7/15/01 @ 102) (d)  Aaa  2,500,000  2,737,500
 1.67% 7/15/17 (FGIC Insured) (e)  Aaa  2,500,000  2,487,500
Western Townships Util. Auth. Swr. Disp. Sys.
8.20% 1/1/18  BBB+  2,500,000  2,635,075
  434,700,865
PUERTO RICO - 0.7%
Puerto Rico Commonwealth Urban
Renewal & Hsg. Corp. Commonwealth
Appropriation Rfdg. 7.875% 10/1/04  Baa  2,800,000  3,013,500
TOTAL MUNICIPAL BONDS
(Cost $406,139,026)  $ 437,714,365
MUNICIPAL NOTES (A) - 2.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
MICHIGAN - 2.7%
Detroit City Wtr. Supply Sys. Participating
VRDN, Series SGB-6, 4.25%
(Liquidity Facility Societe Generale) (f) Aaa $ 2,570,000 $ 2,570,000 Michigan Higher Ed. Student Loan Auth. Rev.
Series XII-F, 3.75% (BPA Kredietbank, NV)
(AMBAC Insured) VRDN (b)  VMIG 1  2,200,000  2,200,000
Michigan Hosp. Fin. Auth. Rev.
(Hosp. Equip. Loan Prog.):
 Series A, 3.80%, LOC First
  of America Bank, VRDN  VMIG 1  200,000  200,000
  3.80%, LOC First of America Bank, VRDN VMIG 1 500,000 500,000 Michigan Hsg. Dev. Auth. Single Family Mtg.
Rev. 4.30% (Liquidity Facility Credit Suisse
First Boston) VRDN (b)  AA+  540,000  540,000
Michigan Strategic Fund Ltd. Oblig. Rev.
(Dow Chemical Co. Proj.):
  5%, VRDN (b)  P-1  1,100,000  1,100,000
  Rfdg. Series 1994, 5.10%, VRDN  P-1  400,000  400,000
Michigan Strategic Fund Solid Waste Disp. Rev.
(Grayling Generating Station Proj.)
Series 1990, 3.75%, LOC Barclays Bank,
VRDN (b)  VMIG 1  2,600,000  2,600,000
Michigan Trunk Line Participating VRDN,
Series SG-87, 4.25% (FGIC Insured)
(Liquidity Facility Societe Generale) (f) Aaa 1,000,000 1,000,000 Michigan Univ. Rev. (Univ. Hosp. Proj.)
Series 1992-A, 5.10%, VRDN  VMIG 1  1,000,000  1,000,000
Wayne Charter County Arpt. Rev. Rfdg.
(Detroit Metropolitan County) Series 1996-A,
3.75%, LOC Bayerische Landesbank,
VRDN (b)  VMIG 1  200,000  200,000

TOTAL MUNICIPAL NOTES
(Cost $12,310,000)    12,310,000

TOTAL INVESTMENTS - 100%
 (Cost $418,449,026)  $ 450,024,365
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
12 Treasury Bond Future Contracts   Mar. 98 $ 1,445,625 $ (3,823)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.3%.
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
6. Provides evidence of ownership in one or more underlying municipal bonds.
7. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $278,675.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.6% AAA, AA, A 90.1%
Baa 2.8% BBB  2.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care  23.0%
General Obligation  18.9
Water & Sewer   11.0
Electric Revenue  9.5
Escrowed/Pre-Refunded  8.5
Housing  7.6
Special Tax  6.1
Others (individually less than 5%)    15.4
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $418,449,026. Net unrealized appreciation aggregated $31,575,339, of which $31,593,913 related to appreciated investment securities and $18,574 related to depreciated investment securities.
The fund hereby designates approximately $375,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending December 31, 1998 approximately $16,706,000 of losses recognized during the period November 1, 1997 to December 31, 1997.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $418,449,026) -                  $ 450,024,365
SEE ACCOMPANYING SCHEDULE

CASH                                                                       3,622,755

INTEREST RECEIVABLE                                                        5,813,601

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                        7,125

OTHER RECEIVABLES                                                          61,731

 TOTAL ASSETS                                                              459,529,577

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                             $ 227,616

DISTRIBUTIONS PAYABLE                                         1,135,686

ACCRUED MANAGEMENT FEE                                        125,505

OTHER PAYABLES AND ACCRUED EXPENSES                           108,844

 TOTAL LIABILITIES                                                         1,597,651

NET ASSETS                                                                $ 457,931,926

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 445,239,058

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      (18,878,648)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  31,571,516

NET ASSETS, FOR 39,359,168 SHARES OUTSTANDING                             $ 457,931,926

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $11.63
SHARE ($457,931,926 (DIVIDED BY) 39,359,168 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                            $ 25,188,255

EXPENSES

MANAGEMENT FEE                                             $ 1,745,102

TRANSFER AGENT FEES                                         552,833

ACCOUNTING FEES AND EXPENSES                                190,407

NON-INTERESTED TRUSTEES' COMPENSATION                       2,819

CUSTODIAN FEES AND EXPENSES                                 24,784

REGISTRATION FEES                                           25,894

AUDIT                                                       38,216

LEGAL                                                       7,572

MISCELLANEOUS                                               1,607

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,589,234

 EXPENSE REDUCTIONS                                         (98,816)        2,490,418

NET INTEREST INCOME                                                         22,697,837

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      (13,114,488)

 FUTURES CONTRACTS                                          913,037         (12,201,451)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      28,646,954

 FUTURES CONTRACTS                                          (3,823)         28,643,131

NET GAIN (LOSS)                                                             16,441,680

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 39,139,517
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 22,697,837    $ 25,709,105
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 (12,201,451)    1,831,360

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     28,643,131      (12,978,543)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          39,139,517      14,561,922
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (22,697,837)    (25,709,105)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   -               (80,276)

 IN EXCESS OF NET REALIZED GAIN                           (3,518,403)     -

 TOTAL DISTRIBUTIONS                                      (26,216,240)    (25,789,381)

SHARE TRANSACTIONS                                        65,013,819      57,025,517
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            19,654,457      19,641,907

 COST OF SHARES REDEEMED                                  (95,388,865)    (101,584,850)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (10,720,589)    (24,917,426)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 2,202,688       (36,144,885)

NET ASSETS

 BEGINNING OF PERIOD                                      455,729,238     491,874,123

 END OF PERIOD                                           $ 457,931,926   $ 455,729,238

OTHER INFORMATION
SHARES

 SOLD                                                     5,699,700       5,052,266

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,717,007       1,742,412

 REDEEMED                                                 (8,380,550)     (9,019,787)

 NET INCREASE (DECREASE)                                  (963,843)       (2,225,109)


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993




SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING                                  $ 11.300    $ 11.560    $ 10.580    $ 12.340    $ 11.710
OF PERIOD

INCOME FROM INVESTMENT                                      .571        .630 C      .611        .687        .709
OPERATIONS

NET INTEREST INCOME

 NET REALIZED AND UNREALIZED                                .420        (.258)      .980        (1.590)     .870
 GAIN (LOSS)

 TOTAL FROM INVESTMENT                                      .991        .372        1.591       (.903)      1.579
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                   (.571)      (.630)      (.611)      (.687)      (.709)

 IN EXCESS OF NET INTEREST                                  -           (.002) D    -           -           -
 INCOME

 FROM NET REALIZED GAIN                                     -           -           -           (.080)      (.240)

 IN EXCESS OF NET REALIZED GAIN                             (.090)      -           -           (.090)      -

 TOTAL DISTRIBUTIONS                                        (.661)      (.632)      (.611)      (.857)      (.949)

NET ASSET VALUE, END OF PERIOD                              $ 11.630    $ 11.300    $ 11.560    $ 10.580    $ 12.340

TOTAL RETURN A                                              9.02%       3.38%       15.41%      (7.50)%     13.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD                                   $ 457,932   $ 455,729   $ 491,874   $ 433,694   $ 563,492
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE NET                            .56% B      .59%        .59%        .57%        .59%
ASSETS

RATIO OF NET INTEREST INCOME TO                             5.08%       5.52%       5.49%       6.04%       5.79%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE                                     16%         29%         29%         18%         33%

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049
RECEIVED FROM AN ISSUER THAT WAS IN BANKRUPTCY.
D THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO
TAX DIFFERENCES.



FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

FIDELITY MI MUNICIPAL MONEY MARKET FUND         3.18%    14.77%   30.05%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.14%    14.58%   28.58%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 435 money market funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                 PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

FIDELITY MI MUNICIPAL MONEY MARKET FUND         3.18%    2.79%    3.35%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE         3.14%    2.76%    3.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                               12/29/97   9/29/97   6/30/97   3/31/97    12/30/96



FIDELITY MICHIGAN MUNICIPAL    3.45%      3.38%     3.54%     2.89%      3.38%
MONEY MARKET FUND



ALL TAX-FREE MONEY MARKET      3.38%      3.35%     3.48%     2.93%      3.32%
FUNDS AVERAGE



FIDELITY MICHIGAN MUNICIPAL    5.64%      5.52%     5.79%     4.72%      5.52%
MONEY MARKET FUND
TAX-EQUIVALENT





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Fidelity Michigan Municipal Money Market Fund
Q. WHAT HAPPENED IN THE MARKET IN 1997?
N.L. Overall, economic growth was strong throughout the year. After 14 months of steady policy, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 5.25% to 5.50% in March. Real GDP - gross domestic product adjusted for inflation - for the first quarter of 1997 posted a 4.9% gain and May's payroll data revealed a 4.8% unemployment rate, the lowest level since 1973. As a result, many market observers felt the Fed would continue to raise rates. That sentiment changed, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress in July. At that time, Greenspan said he felt business productivity improvements in recent years had reduced the risk of the inflationary pressures that had previously accompanied similar periods of low unemployment. Greenspan's comments calmed the market, but only until mid-summer, when second-quarter real GDP was revised to 3.3% from the originally reported 2.2% and fears of interest-rate increases resurfaced. The market believed that continued strength in the economy and tightening labor markets would create pricing pressures.
Q. WHAT HAPPENED AT THE END OF THE PERIOD?
N.L. Strong growth persisted. Third-quarter real GDP posted a healthy 3.1% gain and the year ended with unemployment at 4.7%. Market sentiment changed, however, as attention shifted to the financial crisis in Southeast Asia and its potential negative impact on U.S. export growth. The dollar continued to appreciate against currencies in that region, making imports from Asia even less expensive, intensifying competition and further suppressing inflation. Therefore, we ended the period at an unusual juncture - an environment of strong growth, low inflation and uncertainty created by the financial problems in Asia.
Q. WHAT WAS YOUR STRATEGY AS THIS UNFOLDED?
N.L. The fund's average maturity started the period at 47 days, shorter than the average of its competitors. In anticipation of higher rates, the fund's average maturity was shortened significantly - to a low of 24 days in June - following the fed funds target rate hike in March. For most of the year, my investment focus was on the short end of the money market yield curve, as increased supply of variable-rate demand notes made that part of the market attractive. The fund's average maturity remained shorter than that of its peers, ending the period at 40 days.
Q. HOW DID THE FUND PERFORM?
N.L. The fund's seven-day yield on December 31, 1997, was 3.46%, compared to 3.39% 12 months ago. The latest yield was the equivalent of a 5.66% taxable yield for Michigan investors in the 38.82% combined federal and state tax bracket. Through December 31, 1997, the fund's 12-month total return was 3.18%, compared to 3.14% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
N.L. Unemployment averaged 4.9% in 1997 - a rate that historically would have meant higher inflation caused by wage pressures. However, the 1997 producer price index (PPI) - a measure of wholesale prices - dropped 1.2%, representing the biggest one-year drop since 1986. Similarly, the consumer price index (CPI) finished the year up 1.8%, the slowest gain in that same 11-year time period. Little inflationary pressure, combined with the Asian situation, make a near-term rate hike unlikely. Given my outlook for steady Fed policy, I plan to maintain a neutral average maturity in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON HIS INVESTMENT
STYLE:
"My strategy is the same as the
previous manager of the fund. I
focus on adding value through
individual security selection,
rather than trying to predict where
interest rates are headed. As a
result, I will continue to match the
fund's duration - which measures
how sensitive its share price is to
changes in interest rates - with
that of the intermediate municipal
market, as tracked by the Lehman
Brothers Michigan Municipal
Bond Index. By keeping the fund's
duration `neutral' to the market,
its performance won't be
compromised  because I made an
incorrect judgment about the
direction of interest rates.
"Bonds can become cheap if they
fall out of investors' favor as a
result of their credit quality,
maturity or other factor. In
choosing individual securities, I
look for bonds that I think are
priced cheap relative to what I
believe to be their fair value, with
the intention of holding them until
I believe they've reached full
value."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of December 31,
1997, more than $457 million
MANAGER: Norm Lind, since
January 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/97           6/30/97            12/31/96

  0 - 30    77                 79                 69

 31 - 90    8                  12                 11

 91 - 180   4                  8                  9

181 - 397   11                 1                  11

WEIGHTED AVERAGE MATURITY
                             12/31/97   6/30/97   12/31/96

MICHIGAN MUNICIPAL
MONEY MARKET FUND            40 DAYS    24 DAYS   47 DAYS

ALL TAX-FREE MONEY MARKET
FUNDS AVERAGE*               48 DAYS    44 DAYS   51 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 68.0
Variable rate
demand notes
(VRDNs) 70%
Commercial paper
(including CP mode) 15%
Municipal notes 14%
Other 1%


Variable rate
demand notes
(VRDNs) 68%
Commercial paper
(including CP mode) 17%
Municipal notes 13%
Other 2%

Row: 1, Col: 1, Value: 69.5
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 1.5
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 100%
Benton Harbor School Dist. BAN 4% 4/1/98 $ 5,000,000 $ 5,002,556
Bruce County Health Care Sys. Rev. (Sisters of Charity)
(St. Joseph Hosp.) Series 1988 A, 4.05%
(MBIA Insured) (Liquidity Facility Morgan Guaranty) VRDN  1,600,000
1,600,000
Cornell Econ. Dev. Corp. Envir. Impt. Rev. Rfdg.
(Mead-Escanaba Paper Co. Proj.) Series 1986, 5%,
LOC Swiss Bank, VRDN  250,000  250,000
Cornell Township Econ. Dev. Corp. Ind. Dev. Rev. Rfdg. Bonds (Mead-Escanaba Paper Co. Proj.) Series 1990, 3.80%
1/15/98, LOC Credit Suisse First Boston, CP mode 1,300,000 1,300,000 Delta Econ. Dev. Corp. Envir. Impt. Rev.
(Mead-Escanaba Paper Co. Proj.) 5.05%,
LOC Union Bank of Switzerland, VRDN (b)  2,500,000  2,500,000
Detroit Downtown Dev. Auth. Rev. Rfdg. (Millender Ctr. Proj.)
Series 1988, 4.90%, LOC Sumitomo Bank, VRDN  1,000,000  1,000,000
Detroit School Dist. BAN 4.50% 5/1/98  3,600,000  3,606,878
Detroit Wtr. Supply Sys. Participating VRDN:
Series SG-64, 4.25% (MBIA Insured)
 (Liquidity Facility Societe Generale) (c) 2,000,000 2,000,000 Series SGB-6, 4.25% (MBIA Insured)
 (Liquidity Facility Societe Generale) (c) 3,000,000 3,000,000 Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Hosp.)
Series 1991-B, 5.10% (MBIA Insured)
(BPA Comerica Bank, Detroit) VRDN  1,400,000  1,400,000
Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genesee County Real Estate Proj.)
Series 1990, 4.20%, LOC Nat'l Bank of Detroit, VRDN (b)  900,000
900,000
Genesee County Econ. Dev. Corp. Ltd. Oblig. Econ. Dev. Rev.
(Creative Foam Corp. Proj.) Series 1994, 4.20%,
LOC Nat'l. Bank of Detroit, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ltd. Oblig. Ind. Rev.
(J&F Steel Corp. Proj.) Series 1989, 3.80%,
LOC Societe Generale, VRDN (b)  1,000,000  1,000,000
Grand Rapids Econ. Dev. Corp. Ltd. Oblig. Rev.
(Holland Home Proj.) Series 1994 B, 4.05%,
LOC Old Kent Bank, Michigan, VRDN  2,250,000  2,250,000
Jackson County Econ. Dev. Corp. Rev. (SPX Corp. Proj.)
Series 1984, 3.75%, LOC Nat'l. Bank of Detroit, VRDN  2,000,000
2,000,000
Lenawee School Dist. TAN 4% 4/1/98  2,500,000  2,501,262
Livonia Econ. Dev. Corp. (Ajluni Proj.) Series 1993,  4.20%,
LOC Nat'l Bank of Detroit, VRDN (b)  1,800,000  1,800,000
Melvindale Econ. Dev. Corp. Rev. (Des Jardins Ltd.)
Series 1990-A, 4.50%,
LOC Comerica Bank, Detroit, VRDN (b)  200,000  200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Bond Auth. RAN 4.50% 9/18/98 $ 2,800,000 $ 2,811,591
Michigan Higher Ed. Auth. Rev. (Davenport College of Bus.)
Series 1997, 4.25%, LOC Old Kent Bank, Michigan, VRDN  1,000,000
1,000,000
Michigan Higher Ed. Student Loan Auth. Rev. Rfdg.:
Series XII-B, 3.75% (AMBAC Insured)
 (BPA Krediet Bank, NV) VRDN (b)  6,900,000  6,900,000
 Series XII-D, 3.75% (AMBAC Insured)
 (BPA Krediet Bank, NV) VRDN (b)  5,100,000  5,100,000
 Series XII-F, 3.75% (MBIA Insured)
 (BPA Krediet Bank, NV) VRDN (b)  3,700,000  3,700,000
Michigan Hosp. Fin. Auth. Participating VRDN,
Series 1997 X, 3.90%
(Liquidity Facility CoreStates Bank) (c) 2,700,000 2,700,000 Michigan Hsg. Dev. Auth. Participating VRDN:
4.30% (Liquidity Facility Credit Suisse) (b)(c)  5,375,000  5,375,000
 Series PT-38, 4.30% (FSA Insured)
 (Liquidity Facility Commerzbank) (b)(c)  4,710,000  4,710,000
 Series PT-58, 4.30% (Liquidity Facility
 Credit Suisse First Boston) (b)(c)  8,550,000  8,550,000
 Series 1997 N, 4.30% (Liquidity Facility Caisse
 Des Depots et Consigns) (b)(c)  3,260,000  3,260,000
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds:
Series 1988 A:
 3.80% 1/23/98, LOC Credit Suisse First Boston,
  CP mode (b)  2,500,000  2,500,000
  3.80% 1/26/98, LOC Credit Suisse First Boston,
  CP mode (b)  3,335,000  3,335,000
  3.85% 2/18/98, LOC Credit Suisse First Boston,
   CP mode (b)  4,000,000  4,000,000
Michigan Muni. Bond Auth. RAN 4.50% 7/2/98  23,000,000  23,070,898
Michigan State Bldg. Auth. 3.75% 3/2/98,
LOC Canadian Imperial Bank of Commerce, CP 10,000,000 10,000,000 Michigan State Bldg. Auth. Rev. Bonds (Facs. Prog.)
Series II, 4.50% 10/15/98  6,025,000  6,054,768
Michigan Strategic Fund Ind. Dev. Rev.:
(Althaus Family Investors II) Series 1997, 4.25%,
 LOC Huntington Nat'l Bank, Columbus, Ohio, VRDN 2,800,000 2,800,000 Michigan Strategic Fund Ltd. Oblig. Rev.:
 (C-Tec, Inc. Proj.) 4.30%,
 LOC SunTrust Bank of Atlanta, VRDN (b)  1,500,000  1,500,000
  (Doss Ind. Dev. Co.)
 4.20%, LOC Nat'l. Bank of Detroit, VRDN (b)  3,800,000  3,800,000
 (Envir. Quality Co. Proj.) Series 1995, 4%,
 LOC Comerica Bank, Detroit, VRDN (b)  1,300,000  1,300,000
 (Hi Tech Mold & Engineering) Series 1991,
 4.20%, LOC Nat'l. Bank of Detroit, VRDN (b) 900,000 900,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
 (Nat'l. Rubber Michigan Inc.) Series 1995, 3.95%,
 LOC Nat'l. Bank of Canada, VRDN (b) $ 2,400,000 $ 2,400,000
 (NFS Int'l. Proj.) Series 1997 B,
 4.15%, LOC First Bank of America, VRDN  1,000,000  1,000,000
 (The Spiratex Co. Proj.) Series 1994, 4.20%,
 LOC Nat'l. Bank of Detroit, VRDN (b)  2,400,000  2,400,000
 (Trilan LLC Proj.) 4.10%,
 LOC Nat'l. Bank of Detroit, VRDN  5,000,000  5,000,000
 (Ultimate Hydroforming Inc. Proj.) 4.20%,
 LOC Nat'l. Bank of Detroit, VRDN (b)  600,000  600,000
 (United Boring Co. Inc. Proj.) Series 1992, 4.20%,
 LOC Nat'l. Bank of Detroit, VRDN (b)  1,800,000  1,800,000
 (United Waste Sys. Proj.) Series 1995, 3.80%,
 LOC Bank of America, VRDN  4,300,000  4,300,000
Michigan Strategic Fund Poll. Cont. Rev.
(General Motors Corp. Proj.) 3.80%, VRDN  16,905,000  16,905,000
Michigan Strategic Fund Rev.:
(Alpha Technology Corp.) Series 1997,
 4.40%, LOC Bank of Tokyo-Mitsubishi Ltd., VRDN (b)  2,800,000
2,800,000
  (BC & C Proj.) 4.30%,
 LOC Comerica Bank, Detroit, VRDN (b)  1,750,000  1,750,000
  (Conti. Properties LLC Proj.) Series 1997,
 4.30%, LOC Comerica Bank, Detroit, VRDN 3,800,000 3,800,000 (Detroit Edison Co. Proj.) 5.05%, LOC Barclays Bank, VRDN 1,100,000
1,100,000
 (Dow Chemical Co. Proj.) Series 1992, 5%, VRDN (b)  400,000  400,000
  (Grandview Plaza Riverview Assoc. One Ltd. Partnership)
 4.15%, LOC First Bank of America, NA, VRDN (b) 3,370,000 3,370,000 (PBL Enterprises Inc. Proj.) Series 1997,
 4.30%, LOC Comerica Bank, Detroit, VRDN (b)  3,500,000  3,500,000
 (TEI Investments, LLC Proj.) 4.30%,
 LOC Comerica Bank, Detroit, VRDN (b)  1,000,000  1,000,000
 (Vent-Rite Valve Corp. Proj.) 4.15%,
 LOC Fleet National Bank, VRDN  2,000,000  2,000,000
 Bonds:
 (Dow Chemical Co. Proj.)
  Series 1986:
   3.80% 2/25/98, CP mode  2,100,000  2,100,000
     3.80% 2/26/98, CP mode  1,500,000  1,500,000
     3.75% 3/9/98, CP mode  1,600,000  1,600,000
    Series 1987, 3.80% 1/20/98, CP mode  2,000,000  2,000,000
   Series 1988:
   3.80% 1/21/98, CP mode (b)  2,600,000  2,600,000
    3.80% 1/22/98, CP mode (b)  3,000,000  3,000,000
    3.80% 1/27/98, CP mode (b)  7,700,000  7,700,000
    3.80% 1/28/98, CP mode (b)  3,000,000  3,000,000
    3.80% 3/23/98, CP mode (b)  3,700,000  3,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Rev:. - continued
  Rfdg.:
 (Detroit Edison Co. Proj.)
  Series 1995 CC, 5%, LOC Barclays Bank, PLC, VRDN $ 1,000,000 $
1,000,000
  (Dow Chemical Co. Proj.) Series 1994, 5.10%, VRDN  500,000  500,000
Michigan Strategic Fund Solid Waste. Disp. Sys. Rev.:
(Great Lakes Recovery) 3.95%,
 LOC Nat'l. Bank of Detroit, VRDN (b)  2,700,000  2,700,000
 (Grayling Gen. Station Proj.) Series 1990, 3.75%,
 LOC Barclays Bank Ltd., VRDN (b)  12,300,000  12,300,000
Michigan Trunk Line Participating VRDN:
Series SG-44, 4.25% (Liquidity Facility Societe Generale) (c)
5,830,000  5,830,000
  Series SG-87, 4.25% (Liquidity Facility Societe Generale) (c) 3,000,000 3,000,000
Mona Shores School Dist. Participating VRDN, Series SG-26,
4.25% (Liquidity Facility Societe Generale) (c) 8,175,000 8,175,000 Monroe County Poll. Cont. Participating VRDN:
(Detroit Edison Co. Proj.) PT-143, 4.30%
 (Liquidity Facility Commerzbank, AG) (b)(c) 2,700,000 2,700,000 Series 1997 M, 4.30% (Liquidity Facility
 Caisse Des Depots et Consign) (b)(c)  3,470,000  3,470,000
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cardell Corp.) 4.35%, LOC Comerica Bank,
Detroit, VRDN (b)  150,000  150,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.) 4.30%,
LOC Comerica Bank, Detroit, VRDN (b)  4,400,000  4,400,000
Tolfree Memorial Hosp. Corp. Rev.:
Series 1996 B, 4.20%,
 LOC First of America Bank, VRDN  4,200,000  4,200,000
 Series 1997-D, 4.20%,
 LOC First of America Bank, VRDN  1,600,000  1,600,000
Univ. of Michigan (Regents) 3.80% 1/22/98 CP  1,000,000  1,000,000
Univ. of Michigan Rev. Med. Svc.
Series 1995 A, 5.10%, VRDN  1,000,000  1,000,000
Wayne County Arpt. Rev. Rfdg.
(Detroit Metro. Wayne County Arpt.)
Series 1996-A, 3.75% LOC Bayerische
Landesbank Girozentrale, VRDN (b)  12,200,000  12,200,000
TOTAL INVESTMENTS - 100%  $ 284,227,953
Total Cost for Income Tax Purposes  $ 284,227,953
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $107,800 of which $1,600, $1,700, $10,300, $39,100,
$4,800, $39,300 and $11,000 will expire on December 31, 1998, 1999,
2001, 2002, 2003, 2004 and 2005, respectively.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                               $ 284,227,953
ACCOMPANYING SCHEDULE

CASH                                                                    1,907,378

INTEREST RECEIVABLE                                                     1,937,588

OTHER RECEIVABLES                                                       43,252

 TOTAL ASSETS                                                           288,116,171

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 12,656

ACCRUED MANAGEMENT FEE                                       90,225

OTHER PAYABLES AND ACCRUED EXPENSES                          73,234

 TOTAL LIABILITIES                                                      176,115

NET ASSETS                                                             $ 287,940,056

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 288,047,858

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (107,802)

NET ASSETS, FOR 288,047,820 SHARES OUTSTANDING                         $ 287,940,056

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($287,940,056 (DIVIDED BY) 288,047,820 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                       $ 10,021,799

EXPENSES

MANAGEMENT FEE                                          $ 1,041,389

TRANSFER AGENT FEES                                      446,424

ACCOUNTING FEES AND EXPENSES                             57,582

NON-INTERESTED TRUSTEES' COMPENSATION                    1,375

CUSTODIAN FEES AND EXPENSES                              16,812

REGISTRATION FEES                                        32,333

AUDIT                                                    26,273

LEGAL                                                    5,162

REPORTS TO SHAREHOLDERS                                  11,298

MISCELLANEOUS                                            1,740

 TOTAL EXPENSES BEFORE REDUCTIONS                        1,640,388

 EXPENSE REDUCTIONS                                      (1,674)       1,638,714

NET INTEREST INCOME                                                    8,383,085

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (10,978)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 8,372,107


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 8,383,085      $ 6,967,085
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (10,978)         (39,267)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            8,372,107        6,927,818
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (8,383,085)      (6,967,085)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    611,337,739      498,526,631
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     8,021,475        6,658,005

 COST OF SHARES REDEEMED                                    (591,999,838)    (475,812,666)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           27,359,376       29,371,970
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   27,348,398       29,332,703

NET ASSETS

 BEGINNING OF PERIOD                                        260,591,658      231,258,955

 END OF PERIOD                                             $ 287,940,056    $ 260,591,658


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993




SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING                                       1.000       1.000       1.000       1.000       1.000
OF PERIOD

INCOME FROM INVESTMENT                                           .031        .030        .033        .024        .020
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                                        (.031)      (.030)      (.033)      (.024)      (.020)

NET ASSET VALUE, END OF PERIOD                                  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                                                  3.18%       3.00%       3.38%       2.44%       1.98%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD                                       $ 287,940   $ 260,592   $ 231,259   $ 221,735   $ 175,190
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE                                    .61%        .62%        .63%        .61%        .62%
 NET ASSETS

RATIO OF EXPENSES TO AVERAGE                                    .61%        .61%        .63%        .61%        .62%
NET ASSETS AFTER EXPENSE                                                    B
REDUCTIONS

RATIO OF NET INTEREST INCOME TO                                  3.14%       2.96%       3.32%       2.45%       1.96%
AVERAGE NET ASSETS

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Michigan Municipal Income Fund (the income fund)(formerly Fidelity Michigan Municipal Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management Inc.(formerly FMR Texas Inc.), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid
2. OPERATING POLICIES -
CONTINUED
MUNICIPAL CENTRAL CASH FUND -
CONTINUED
monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $68,016,367 and $82,480,428, respectively.
The market value of futures contracts opened and closed during the period amounted to $48,444,379 and $47,907,968, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management Inc. (formerly FMR Texas Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $552,833 and $190,407 for the income fund and $446,424 and $57,582 for the money market fund, respectively. For the period, the transfer agent fees were equivalent to an annual rate of .12%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
and .17% of average net assets for the income fund and the money market fund, respectively.
Money market fund shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $5,125. Effective September 1, 1997, the monthly fee was eliminated.
5. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the fund's average net assets. For the period, the reimbursement reduced expenses by $95,333. In addition, each fund has entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the custodian and transfer agent fees were reduced by $2,745 and $738, respectively, for the income fund and $30 and $1,644, respectively, for the money market fund, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund (formerly Fidelity Michigan Municipal Income Fund) and Fidelity Michigan Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Spartan Michigan Municipal Income Fund (formerly Fidelity Michigan Municipal Income Fund) and Fidelity Municipal Trust II: Fidelity Michigan Municipal Money MarketFund, including the schedules of portfolio investments, as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Spartan Michigan Municipal Income Fund (formerly Fidelity Michigan Municipal Income
Fund), and Fidelity Municipal Trust II: Fidelity Michigan Municipal Money Market Fund, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 9, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Michigan Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
PAY DATE 1/02/98
RECORD DATE 12/26/97
SHORT-TERM
CAPITAL GAINS $ -
LONG-TERM
CAPITAL GAINS $ .09
LONG-TERM
CAPITAL GAIN
BREAKDOWN:
28% rate 19.95%
20% rate 80.05%

During fiscal year ended 1997, 100% of each fund's income dividends was free from federal income tax, and 3.13% and 51.10% of the income and money market fund's income dividends, respectively, was subject to the federal alternative minimum tax.
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investment Money
Management, Inc., (FIMM)
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President, FIXED INCOME FUNDS
Boyce Greer, Vice President, MONEY
MARKET FUNDS
Norman U. Lind, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

OHIO MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY OHIO MUNICIPAL INCOME FUND)
AND
FIDELITY
OHIO MUNICIPAL MONEY MARKET
FUND
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



PRESIDENT'S MESSAGE                         3     NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                                4     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                  7     THE MANAGER'S REVIEW OF FUND
                                                  PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                         10    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                  INVESTMENTS OVER THE PAST SIX MONTHS
                                                  AND ONE YEAR.

 INVESTMENTS                                11    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                  WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                       22    STATEMENTS OF ASSETS AND LIABILITIES,
                                                  OPERATIONS, AND CHANGES IN NET ASSETS,
                                                  AS WELL AS FINANCIAL HIGHLIGHTS.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                26    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                  28    THE MANAGER'S REVIEW OF FUND
                                                  PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                         30    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                  INVESTMENTS OVER THE PAST SIX MONTHS
                                                  AND ONE YEAR.

 INVESTMENTS                                31    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                       39    STATEMENTS OF ASSETS AND LIABILITIES,
                                                  OPERATIONS, AND CHANGES IN NET ASSETS,
                                                  AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                       43    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                       47    THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                               48



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997            PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

SPARTAN OH MUNICIPAL INCOME                8.74%    40.25%   126.77%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND         9.03%    N/A      N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE          8.16%    38.20%   118.71%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - a total return performance benchmark for Ohio investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 50 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997            PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

SPARTAN OH MUNICIPAL INCOME                8.74%    7.00%    8.53%

LB OHIO 4 PLUS YEAR MUNICIPAL BOND         9.03%    N/A      N/A

OHIO MUNICIPAL DEBT FUNDS AVERAGE          8.16%    6.68%    8.13%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure then that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980109 170129 S00000000000001
             Spartan OH Muni Income      LB Municipal Bond
             00088                       LB015
  1987/12/31      10000.00                    10000.00
  1988/01/31      10461.32                    10356.20
  1988/02/29      10600.87                    10465.67
  1988/03/31      10325.91                    10344.26
  1988/04/30      10376.79                    10422.88
  1988/05/31      10449.02                    10392.76
  1988/06/30      10645.03                    10544.80
  1988/07/31      10738.92                    10613.56
  1988/08/31      10760.87                    10622.90
  1988/09/30      10960.89                    10815.17
  1988/10/31      11193.77                    11005.52
  1988/11/30      11109.20                    10904.71
  1988/12/31      11292.82                    11016.26
  1989/01/31      11455.53                    11244.08
  1989/02/28      11358.75                    11115.78
  1989/03/31      11359.84                    11089.22
  1989/04/30      11666.69                    11352.47
  1989/05/31      11920.44                    11588.27
  1989/06/30      12075.93                    11745.63
  1989/07/31      12175.74                    11905.49
  1989/08/31      12050.31                    11788.94
  1989/09/30      11993.30                    11753.81
  1989/10/31      12148.05                    11897.56
  1989/11/30      12323.30                    12105.76
  1989/12/31      12420.49                    12204.79
  1990/01/31      12303.95                    12147.06
  1990/02/28      12443.12                    12255.17
  1990/03/31      12457.27                    12258.84
  1990/04/30      12267.90                    12170.09
  1990/05/31      12585.73                    12435.76
  1990/06/30      12715.63                    12545.07
  1990/07/31      12906.79                    12729.49
  1990/08/31      12703.79                    12544.65
  1990/09/30      12800.83                    12551.80
  1990/10/31      12983.36                    12779.49
  1990/11/30      13288.28                    13036.49
  1990/12/31      13351.92                    13093.20
  1991/01/31      13499.97                    13268.91
  1991/02/28      13585.04                    13384.35
  1991/03/31      13609.94                    13389.17
  1991/04/30      13822.25                    13567.24
  1991/05/31      13935.37                    13687.86
  1991/06/30      13885.21                    13674.31
  1991/07/31      14076.46                    13840.86
  1991/08/31      14217.24                    14023.14
  1991/09/30      14385.44                    14205.72
  1991/10/31      14515.03                    14333.57
  1991/11/30      14540.27                    14373.57
  1991/12/31      14880.17                    14682.02
  1992/01/31      14906.62                    14715.50
  1992/02/29      14916.27                    14720.21
  1992/03/31      14905.26                    14725.65
  1992/04/30      15025.20                    14856.71
  1992/05/31      15228.65                    15031.57
  1992/06/30      15497.28                    15283.80
  1992/07/31      15944.82                    15742.01
  1992/08/31      15766.93                    15588.53
  1992/09/30      15860.59                    15690.48
  1992/10/31      15571.93                    15536.24
  1992/11/30      15986.86                    15814.49
  1992/12/31      16169.30                    15975.96
  1993/01/31      16380.56                    16161.76
  1993/02/28      16964.08                    16746.33
  1993/03/31      16765.92                    16569.32
  1993/04/30      16919.75                    16736.51
  1993/05/31      17004.92                    16830.57
  1993/06/30      17287.76                    17111.47
  1993/07/31      17313.41                    17133.88
  1993/08/31      17716.42                    17490.61
  1993/09/30      17928.38                    17689.83
  1993/10/31      17940.17                    17723.97
  1993/11/30      17787.61                    17567.82
  1993/12/31      18199.96                    17938.68
  1994/01/31      18421.18                    18143.54
  1994/02/28      17932.15                    17673.62
  1994/03/31      17173.41                    16953.95
  1994/04/30      17304.33                    17097.72
  1994/05/31      17421.86                    17245.96
  1994/06/30      17395.26                    17140.59
  1994/07/31      17670.23                    17454.77
  1994/08/31      17726.27                    17515.17
  1994/09/30      17510.33                    17258.04
  1994/10/31      17169.74                    16951.54
  1994/11/30      16792.65                    16645.06
  1994/12/31      17190.47                    17011.41
  1995/01/31      17706.30                    17497.60
  1995/02/28      18197.82                    18006.43
  1995/03/31      18385.94                    18213.33
  1995/04/30      18424.09                    18234.82
  1995/05/31      18965.54                    18816.69
  1995/06/30      18801.37                    18652.98
  1995/07/31      18905.17                    18829.81
  1995/08/31      19126.11                    19068.58
  1995/09/30      19276.93                    19189.28
  1995/10/31      19533.44                    19468.29
  1995/11/30      19837.50                    19791.27
  1995/12/31      20008.57                    19981.47
  1996/01/31      20161.06                    20132.33
  1996/02/29      20028.95                    19996.43
  1996/03/31      19744.74                    19740.88
  1996/04/30      19667.65                    19685.01
  1996/05/31      19645.00                    19677.14
  1996/06/30      19847.90                    19891.42
  1996/07/31      20019.31                    20072.43
  1996/08/31      20016.06                    20067.62
  1996/09/30      20331.61                    20348.56
  1996/10/31      20578.56                    20578.71
  1996/11/30      20967.05                    20955.30
  1996/12/31      20854.75                    20867.28
  1997/01/31      20904.80                    20906.72
  1997/02/28      21074.66                    21098.65
  1997/03/31      20775.62                    20817.40
  1997/04/30      20916.82                    20991.64
  1997/05/31      21209.21                    21307.36
  1997/06/30      21443.75                    21534.28
  1997/07/31      22038.95                    22130.78
  1997/08/31      21807.57                    21923.41
  1997/09/30      22064.08                    22183.65
  1997/10/31      22209.10                    22326.29
  1997/11/30      22313.86                    22457.57
  1997/12/31      22676.73                    22785.22
IMATRL PRASUN   SHR__CHT 19971231 19980109 170132 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $22,677 a 126.77% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $22,785 - a 127.85% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993

DIVIDEND RETURNS               5.08%   4.98%    6.22%    5.37%     6.19%

CAPITAL APPRECIATION RETURNS   3.66%   -0.75%   10.17%   -10.92%    6.37%

TOTAL RETURNS                  8.74%   4.23%    16.39%   -5.55%    12.56%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund, if any, are reinvested. DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.64(CENTS)   27.77(CENTS)   55.45(CENTS)

ANNUALIZED DIVIDEND RATE                 4.65%         4.74%          4.83%

30-DAY ANNUALIZED YIELD                  4.23%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.12%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.74 over the past one month, $11.62 over the past six months and $11.49 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.61% combined effective 1997 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.21% and 7.09%, respectively.

SPARTAN OHIO MUNICIPAL INCOME FUND


FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing integral
roles, municipal bonds managed to
perform well for the 12 months that
ended December 31, 1997. The
Lehman Brothers Municipal Bond
Index - a measure of the
municipal bond market - returned
9.19% in this period, while its
taxable counterpart - the Lehman
Brothers Aggregate Bond Index -
returned 9.65%. Through much of
the first half of 1997, the
supply/demand situation was
favorable as low supply and high
demand translated into rising muni
bond prices. The second half,
however, saw a large amount of
new issuance and while demand
remained healthy, it took time for
investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. Another notable
hiccup came in March, when the
Federal Reserve Board raised a key
short-term interest rate to try to
stave off inflation. Although
investors anticipated this move, the
market nevertheless reacted
negatively. From April through
mid-September, encouraging
economic data, coupled with the
Fed's reluctance to raise rates
further, tempered concerns. In
September and October, high
supply and low demand resulted in
subpar performance for muni
bonds, but Asian volatility toward
the end of the period changed
momentum. Currency devaluations
in that region meant prices of
Asian goods would become
cheaper and that inflation was
less likely.
An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund
Q. HOW DID THE FUND PERFORM, GEORGE?
N.L. For the 12-month period that ended December 31, 1997, the fund had a total return of 8.74%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 8.16% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - which tracks the state's municipal market
- returned 9.03% for the same one-year period.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE YEAR?
N.L. It was a fairly strong period for all municipal bonds, but bonds with credit ratings of Baa, as judged by Moody's Investors Service, performed particularly well. As a quick review, most municipal bonds are assigned a credit rating by the municipal bond credit rating agencies - including Moody's and Standard & Poor's. A bond's rating serves as an indication of its issuer's ability to repay its debt. Generally speaking, the lower a bond's credit rating, the higher its yield. That's because a higher yield compensates investors for a greater amount of credit risk - that is, the risk that an issuer will default on its debt. Bonds with a Baa-rating are deemed investment-grade, but are in the lowest tier of the investment-grade category. Their attractive yields relative to higher-rated bonds, coupled with their investment-grade status, kept demand for Baa-rated bonds strong during the year. Moreover, the supply of Baa-rated bonds was rather tight during the period. It was a classic situation where strong demand pushed up against limited supply, forcing Baa-rated bond prices higher.
Q. WERE THERE ANY DISAPPOINTMENTS?
N.L. I can't really single out any individual holding or sector of the municipal market that proved to be disappointing. However, I would say it was a difficult period in which to find what I believed to be attractively priced bonds. I like to buy bonds when I think they're priced below what I believe to be their true value, with the idea that they will eventually reach that full value. A bond can become cheap relative to its full value when certain of its characteristics - including credit quality, maturity, sector classification and others - fall out of investors' favor. But because the supply of municipals was limited and demand for them was strong, Ohio bonds were fairly, and in many cases, expensively priced.
Q. AS THE FEAR OF INFLATION DIMINISHED DURING THE PAST SIX MONTHS, BOND YIELDS FELL AND BOND PRICES ROSE. DID YOU ALTER THE FUND'S HOLDINGS IN ORDER TO TAKE ADVANTAGE OF THAT RALLY?
N.L. No. I continued to keep the fund's duration - or sensitivity to changes in interest rates - neutral. By that I mean that I didn't buy or sell bonds based on where I thought interest rates were headed. Rather, I structured the fund to match the market for Ohio municipal bonds as represented by the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index. In my view, the last several weeks of the period served as a useful reminder that it isn't easy to predict the direction of interest rates - and ultimately bond yields and bond prices - with consistency over a meaningful period of time. Few investors - including many professionals - foresaw the currency and economic problems that surfaced in Southeast Asia at the end of the year, not to mention that they would have such a positive effect on the U.S. bond market. Rather than spend time trying to anticipate such unforeseen events, I invested in those securities that I thought would perform well given any market environment.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
N.L. Toward the end of the period, the bond markets became volatile in response to uncertainty created by currency and market instability in Southeast Asia. In my view, we're likely to see volatility hanging around until those problems are sorted through. That said, my outlook for the municipal market is reasonably favorable. At the end of the period, municipals were attractively priced compared to Treasury bonds, suggesting that they offer good value and may have room to outpace Treasuries in the months to come.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON HIS INVESTMENT
STYLE:
"My strategy is the same as the
previous manager of the fund. I
focus on adding value through
individual security selection,
rather than trying to predict where
interest rates are headed. As a
result, I will continue to match the
fund's duration - which measures
how sensitive its share price is to
changes in interest rates - with
that of the intermediate municipal
market, as tracked by the Lehman
Brothers Michigan Municipal
Bond Index. By keeping the fund's
duration `neutral' to the market,
its performance won't be
compromised  because I made an
incorrect judgment about the
direction of interest rates.
"Bonds can become cheap if they
fall out of investors' favor as a
result of their credit quality,
maturity or other factor. In
choosing individual securities, I
look for bonds that I think are
priced cheap relative to what I
believe to be their fair value, with
the intention of holding them until
I believe they've reached full
value."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of December 31,
1997, more than $457 million
MANAGER: Norm Lind, since
January 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   41.1           39.3

WATER & SEWER        13.7           17.8

EDUCATION            8.9            8.0

HEALTH CARE          8.5            10.1

ELECTRIC REVENUE     7.2            6.7

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
               6 MONTHS AGO

YEARS   11.6   12.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1997
              6 MONTHS AGO

YEARS   7.0   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997
AAA 55.1%
AA, A 31.9%
BAA 5.7%
NON-RATED 2.5%
SHORT-TERM
INVESTMENTS 4.8%
AAA 53.2%
AA, A 33.3%
BAA 6.6%
NON-RATED 4.2%
SHORT-TERM
INVESTMENTS 2.7%
ROW: 1, COL: 1, VALUE: 55.1
ROW: 1, COL: 2, VALUE: 31.9
ROW: 1, COL: 3, VALUE: 5.7
ROW: 1, COL: 4, VALUE: 2.5
ROW: 1, COL: 5, VALUE: 4.8
ROW: 1, COL: 1, VALUE: 53.2
ROW: 1, COL: 2, VALUE: 33.3
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 4.2
ROW: 1, COL: 5, VALUE: 2.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 95.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 92.0%
Adams County Valley Local School Dist. Impt.
(Unltd. Tax):
  6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,132,500
  6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,145,000
  6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,156,250
Akron Parking Facs. Ltd. Tax:
 8.75% 11/1/03  A2  160,000  196,400
 8.75% 11/1/04  A2  160,000  201,200
Akron Str. Impt. Ltd. Tax Series 1985-1:
 8.75% 11/1/03  A2  200,000  245,500
 8.75% 11/1/04  A2  200,000  251,500
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,000,000
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)  Aaa  765,000  517,331
Bedford Hosp. Impt. Rev. Rfdg. (Bedford
Commty. Hosp.) Series 1990, 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (d)  -  730,000  800,263
Buckeye Local School Dist. Rfdg. (Jefferson County)
(Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  375,000  253,594
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  489,250
Buckeye Valley Local School Dist. Delaware County
Series A, 6.85% 12/1/15 (MBIA Insured)  Aaa  2,500,000  3,093,750
Butler County Trans. Impt. Dist. Series A,
5% 4/1/06 (FSA Insured)  Aaa  1,000,000  1,042,500
Cleveland Arpt. Sys. Rev. Series A:
 5.50% 1/1/08 (FSA Insured) (c)  Aaa  1,500,000  1,603,125
 6% 1/1/10 (FGIC Insured) (c)  Aaa  2,620,000  2,816,500
Cleveland Gen. Oblig. Rfdg.:
 5.375% 9/1/11 (AMBAC Insured)  Aaa  1,960,000  2,048,200
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,085,000
Cleveland Pub. Pwr. Sys. Rev. (First Mtg.)
(Cap. Appreciation) Series A:
  0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  3,322,250
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,449,900
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,362,638
Cleveland Wtrwks. Rev. Rfdg. (First Mtg.):
 Series 92-A, 6.25% 1/1/15 (AMBAC Insured)  Aaa  3,000,000  3,232,500
 Series 92-B, 6.25% 1/1/05 (AMBAC Insured)  Aaa  1,000,000  1,088,750
 Series F, 6.125% 1/1/03 (AMBAC Insured)  Aaa  1,000,000  1,083,750
 Series G, 5.50% 1/1/21 (MBIA Insured)  Aaa  3,725,000  3,995,063
 Series H, 5.75% 1/1/16 (MBIA Insured)  Aaa  2,500,000  2,650,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Columbus Gen. Oblig. (Various Purpose):
 9.50% 4/15/04  Aaa $ 500,000 $ 640,625
 Series 1, 6% 5/15/10  Aaa  1,000,000  1,087,500
Columbus Swr. Rev. Rfdg. 6.25% 6/1/08  Aa3  2,000,000  2,177,500
Columbus Swr. Sys. Impt.:
 #26-E Unltd. Tax 6.50% 9/15/01  Aaa  2,000,000  2,170,000
 Ltd. Tax 9.375% 4/15/07  Aaa  590,000  810,513
Columbus Wtrwks. Enlargement #44
6% 5/1/12  Aaa  1,250,000  1,345,313
Cuyahoga County (Cap. Appreciation)
Unltd. Tax Rfdg. Series A:
  0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,455,000
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,436,000
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,737,500
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,236,000
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  731,806
  0% 10/1/13 (MBIA Insured)  Aaa  1,500,000  690,000
Cuyahoga County Gen. Oblig. 5.50% 11/15/05  Aa  2,400,000  2,583,000
Dayton Arpt. Rev. Rfdg. (James M. Cox Dayton
Intl. Arpt.) 5.15% 12/1/07 (AMBAC Insured)  Aaa  1,300,000  1,374,750
Delaware City School Dist.:
 Construction & Impt. Series B (Cap. Appreciation)
 0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  671,000
 Untld. Tax:
  (Cap. Appreciation) 0% 12/1/09
  (FGIC Insured)  Aaa  1,000,000  578,750
  5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,499,750
Delaware County Swr. Impt. 6.50% 12/1/03  Aa3  1,750,000  1,951,250
Dublin City School Dist.:
 (Various Purpose) 6.20% 12/1/19
 (AMBAC Insured)  Aaa  1,400,000  1,545,250
 Rfdg. (Cap. Appreciation) Unltd. Tax 0%
 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,433,025
Fairfield City School Dist.:
 Unltd. Tax 7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,349,600
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,305,000
Franklin County Convention Facs. Auth. Tax &
Lease Rev. 5% 12/1/27 (MBIA Insured) (f)  Aaa  2,000,000  1,952,500
Franklin County Gen. Oblig. Ltd. Tax :
 5.50% 12/1/15  Aaa  1,225,000  1,287,781
 5.50% 12/1/16  Aaa  1,290,000  1,351,275
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Franklin County Rev. (Online Computer Library Ctr.):
 6% 4/15/12  - $ 3,500,000 $ 3,605,000
 7.20% 7/15/06  -  1,000,000  1,082,500
Gateway Econ. Dev. Corp. Greater Cleveland
Stadium Rev. (Cuyahoga County Annual
Guaranty) 6.50% 9/15/14 (c)  -  3,000,000  3,157,500
Granville Village School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  625,000  422,656
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  428,094
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  396,500
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  371,681
Greater Cleveland Reg'l. Trans. Auth.
5.65% 12/1/16 (FGIC Insured)  Aaa  1,800,000  1,901,250
Greene County Gen. Oblig. Rev. (Fairview
Extended) 4.50% 7/14/02 (MBIA Insured)  Aaa  2,750,000  2,750,000
Greene County Swr. Sys. Rev. (Cap. Appreciation)
0% 12/1/09 (AMBAC Insured)  Aaa  775,000  442,719
Greene County Wtr. Sys. Rev. Series A,
6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,759,375
Hamilton County Gen. Oblig.:
 5.25% 12/1/15  Aa2  1,795,000  1,837,631
 5.25% 12/1/16  Aa2  1,900,000  1,938,000
 5.25% 12/1/17  Aa2  2,005,000  2,040,087
Hamilton County Health Care Sys. Rev.:
 Rfdg. (Providence Hosp. - Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,387,500
 (Sisters of Charity Health Care) Series A:
  6.25% 5/15/08 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  4,220,000  4,652,550
  6.25% 5/15/14 (AMBAC Insured)
  (Pre-Refunded to 5/15/03 @ 101) (d)  Aaa  1,000,000  1,102,500
Hamilton County Swr. Sys. Rev. Rfdg. & Impt.:
 (Metropolitan Swr. Dist.) Series A, 5.45%
 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,088,750
 Series A, 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  5,000,625
Hamilton Elec. Sys. Mtg. Rev. Rfdg.:
 Series 1992 A, 6% 10/15/08 (FGIC Insured)  Aaa  2,000,000  2,147,500
 Series A, 6% 10/15/09 (FGIC Insured)  Aaa  2,920,000  3,153,600
Hilliard School Dist. Unltd. Tax Series A:
 6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,574,188
 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,030,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Lakewood Gen. Oblig. Series A:
 6.60% 12/1/08  Aa $ 1,525,000 $ 1,816,656
 6.60% 12/1/11  Aa  1,630,000  1,966,188
Lakota Local School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation):
  0% 12/1/99  A1  445,000  411,625
  0% 12/1/00  A1  625,000  554,688
  0% 12/1/01  A1  590,000  501,500
  0% 12/1/02  A1  555,000  449,550
  0% 12/1/03  A1  260,000  200,850
  0% 12/1/04  A1  730,000  535,638
  0% 12/1/05  A1  690,000  483,000
  0% 12/1/06  A1  650,000  433,063
  0% 12/1/07  A1  610,000  385,825
Lima Swr. Sys. Rev. Rfdg. & Impt.
6.30% 12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,437,500
Logan Hocking Local School Dist. Rfdg.
(Cap. Appreciation) Series A,
0% 12/1/08 (AMBAC Insured)  Aaa  1,065,000  649,650
Lowellville San. Swr. Sys. Rev. (Browning-Ferris
Industries, Inc.) 7.25% 6/1/06 (c)  A  1,100,000  1,200,375
Lucas County Hosp. Rev. Rfdg.:
 (Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,390,000
 (Riverside Hosp. Proj.) 7.625% 6/1/15 (e)  Baa1  7,485,000  7,616,736
Marion County Hosp. Impt. Rev. Rfdg.
(Commty. Hosp.):
  5.70% 5/15/02  BBB+  1,500,000  1,558,125
  5.80% 5/15/03  BBB+  1,825,000  1,911,688
  6.10% 5/15/06  BBB+  1,000,000  1,072,500
  6.375% 5/15/11  BBB+  1,500,000  1,633,125
Marysville Exempt Village School Dist. Unltd. Tax
 Rfdg. (Cap. Appreciation):
  0% 12/1/05 (AMBAC Insured)  Aaa  795,000  563,456
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  507,188
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  444,188
Mason City School Dist. Unlitd. Tax:
 6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,401,094
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,634,775
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Mentor Exempted Village School Dist. Rdfg.
(Cap. Appreciation):
  0% 12/1/00 (MBIA Insured)  Aaa $ 755,000 $ 672,894
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  679,725
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  654,150
Middleburg Heights Hosp. Impt. Rev. (Southwest
Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A2  2,000,000  2,240,000
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa  1,940,000  2,146,125
Newark Wtr. Sys. Impt. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  292,906
North Canton City School Dist. Impt.
5.90% 12/1/14 (AMBAC Insured)  Aaa  2,000,000  2,140,000
Northeast Ohio Regl. Swr. Dist. Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,116,250
Ohio Air Quality Dev. Auth. Rev.:
 Rfdg. (Dayton Pwr. & Lt. Co. Proj.)
 6.10% 9/1/30  A1  4,000,000  4,305,000
 Rfdg. (Ohio Pwr. Co. Proj.) Series B,
 7.40% 8/1/09  Baa1  3,250,000  3,445,000
 (Columbus & Southern Pwr. Co. Proj.) Series A,
 6.375% 12/1/20 (FGIC Insured)  Aaa  3,000,000  3,288,750
Ohio Bldg. Auth. Facs.:
 Rfdg. (St. Correctional Facs.) Series A:
  6.50% 10/1/03  Aa3  2,750,000  3,011,250
  5.70% 10/1/04  Aa3  1,125,000  1,217,813
  5.75% 10/1/05  Aa3  2,080,000  2,264,600
  5.25% 10/1/09  Aa3  3,000,000  3,206,250
 Rfdg. (St. Facs. - Vern Riffe Ctr.) Series A,
 5.75% 10/1/04 (AMBAC Insured)  Aaa  8,250,000  8,951,250
 (Administration Bldg. Fund Proj.) Series A:
  5.60% 10/1/07  Aa3  3,330,000  3,613,050
  4.875% 10/1/10  Aa3  1,000,000  1,008,750
 (Adult Correctional Facs.) Series A, 6%
 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,144,713
 (Ohio Ctr. Arts) Series A, 5.45% 10/1/07  Aa3  2,000,000  2,165,000
 (Workers Compensation Bldg. A) 4.75%
 4/1/14  A2  4,620,000  4,435,200
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg.:
 Series A, 7.50% 1/1/24 (FNMA Coll.)  AAA  1,000,000  1,060,000
 Series C, 7.375% 7/1/23 (FNMA Coll.)  AAA  2,000,000  2,072,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06  - $ 1,025,000 $ 1,126,219
Ohio Gen. Oblig.:
 College Savings Bonds (Cap. Appreciation):
  0% 8/1/09  Aa1  2,290,000  1,331,063
  0% 8/1/10  Aa1  2,000,000  1,095,000
 Infrastructure & Impt.:
  6.50% 9/1/01  Aa1  1,000,000  1,086,250
  6.50% 8/1/04  Aa1  5,670,000  6,442,537
  5.75% 8/1/04  Aa1  1,000,000  1,092,500
  6.65% 8/1/05  Aa1  3,000,000  3,483,750
  6.65% 9/1/09  Aa1  1,000,000  1,191,250
  6.15% 8/1/10  Aa1  3,530,000  3,958,012
  (Cap. Appreciation):
   0% 9/1/07  Aa1  7,225,000  4,696,250
   0% 8/1/14  Aa1  1,375,000  601,562
 Rfdg. Series R, 5.45% 9/1/03  Aa1  2,350,000  2,511,562
Ohio Higher Edl. Fac. Commission Rev.:
 Series II, 5.90% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,070,000
 (Case Western Reserve Proj.):
  6.125% 10/1/15  Aa3  2,000,000  2,330,000
  6% 10/1/22  Aa3  650,000  681,687
  Rfdg.:
   6% 10/1/14  Aa3  1,500,000  1,723,124
   6.25% 10/1/16  Aa3  2,500,000  2,946,875
  Series B, 6.50% 10/1/20  Aa3  2,250,000  2,730,937
  Series C, 5.125% 10/1/17  Aa3  1,525,000  1,530,719
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Prog.):
 Series A-1, 5.30% 9/1/26 (GNMA Coll.) (c)  AAA  1,400,000  1,447,250
 Series B-2, 5.375% 9/1/19 (c)  AAA  3,995,000  4,104,862
 Series C, 4.90% 9/1/26 (c)  AAA  1,500,000  1,526,250
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa2  3,100,000  3,805,250
Ohio Pub. Facs. Commission Higher Ed. Facs.
Series II-A, 6.30% 5/1/03 (AMBAC Insured)  Aaa  2,000,000  2,162,500
Ohio Pub. Facs. Commission Mental Health Cap.
Facs. Series II-B, 5.125% 6/1/11 (FSA Insured)  Aaa  2,600,000
2,642,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Tpk. Commission Tpk. Rev. Series A:
 6% 2/15/04 (FSA Insured)  Aaa $ 5,140,000 $ 5,609,025
 6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,202,500
 6% 2/15/06 (FSA Insured)  Aaa  2,200,000  2,442,000
 6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,464,250
 5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  2,989,100
 5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,829,575
 5.70% 2/15/17 (MBIA Insured)  Aaa  2,000,000  2,117,500
Ohio Wtr. Dev. Auth. Impt. Rev.:
 (Fresh Wtr.):
  6.25% 12/1/02 (AMBAC Insured)  Aaa  1,915,000  2,087,350
  6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,235,093
 (Pure Wtr.):
  Series I, 6% 12/1/16 (AMBAC Insured)
  (Escrowed to Maturity)  Aaa  1,685,000  1,847,181
  Rfdg. 5.50% 12/1/18 (AMBAC Insured)  Aaa  2,500,000  2,553,125
 (Safe Wtr.) Rfdg. 6% 6/1/07 (AMBAC Insured)  Aaa  2,000,000
2,240,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
 5.25% 6/1/05 (MBIA Insured)  Aaa  2,325,000  2,455,781
 (Wtr. Cont. Loan Fund) State Matching Series:
  6.50% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,131,250
  6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,117,900
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill) 6.30% 9/1/20  Aa3  6,350,000
6,929,437
Olentangy Local School Dist. Unltd. Tax:
 7.75% 12/1/07 (BIG Insured)  Aaa  500,000  637,500
 7.75% 12/1/09 (BIG Insured)  Aaa  100,000  130,125
 7.75% 12/1/11 (BIG Insured)  Aaa  190,000  250,800
Ottawa County Gen. Oblig. Ltd. Tax
7.50% 10/1/14 (AMBAC Insured)  Aaa  500,000  538,750
Ottawa County San. Swr. Sys. Rev. Rfdg.
(Cap. Appreciation) (Danbury Proj.)
0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  978,987
Pickerington Local School Dist. Constr. & Impt.
5.8% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,122,500
Portage County Hosp. Rev. (Robinson Memorial
Hosp. Proj.) 6.50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,202,850
South Western City Sch. Dist. Franklin & Pickway
Counties Rfdg. Series A, 6.20% 12/1/06
(AMBAC Insured)  Aaa  1,000,000  1,101,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Southwest Local School Dist. (Hamilton County)
(Cap. Appreciation):
  0% 12/1/04 (AMBAC Insured)  Aaa $ 500,000 $ 371,250
  0% 12/1/05 (AMBAC Insured)  Aaa  525,000  372,094
  0% 12/1/06 (AMBAC Insured)  Aaa  525,000  355,031
  0% 12/1/07 (AMBAC Insured)  Aaa  520,000  334,750
Springboro Commty. City School Dist. Rfdg.
(Cap. Appreciation) 0% 12/1/06
(AMBAC Insured)  Aaa  915,000  618,769
Stark County Rfdg. 5.60% 11/15/08
(AMBAC Insured)  Aaa  1,150,000  1,227,625
Student Loan Funding Corp. Cincinnati Student Loan Rev.:
 Rfdg. Series A:
  5.75% 8/1/02 (c)  A  3,475,000  3,653,094
  7.25% 2/1/08 (c)  A  4,000,000  4,235,000
 Sr. Subordinate Series A:
  5.75% 8/1/03 (c)  A1  2,000,000  2,095,000
  5.85% 8/1/04 (c)  A1  5,500,000  5,747,500
 Series A, 5.50% 12/1/01 (c)  A1  5,180,000  5,354,825
Toledo Gen. Oblig.:
 6.10% 12/1/04 (AMBAC Insured)  Aaa  1,750,000  1,920,625
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,201,250
 5.50% 12/1/08 (FGIC Insured)  Aaa  1,000,000  1,077,500
 5.50% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,078,750
Toledo Wtrwks. Rev. 6% 11/15/06 (FGIC Insured)  Aaa  1,000,000
1,118,750
Warren County Gen. Oblig. 6.10% 12/1/12  Aa2  500,000  580,000
Warren County Gen. Oblig. Ltd. Tax
6.65% 12/1/11  Aa2  500,000  607,500
Warren County Swr. Impt. (P&G Co./Lower
Miami) 5.50% 12/1/16  Aa2  1,455,000  1,515,019
Westlake City School Dist. Unltd. Tax Series A:
 6.15% 12/1/05  Aa3  1,060,000  1,185,875
 6.20% 12/1/06  Aa3  1,010,000  1,142,562
  364,147,924
PUERTO RICO - 3.2%
Puerto Rico Commonwealth Infrastructure Fin. Auth.
Series A, 5.50% 7/1/08 (AMBAC Insured) (f)  Aaa  5,000,000  5,393,750
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
Series W, 7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,230,000
  12,623,750
TOTAL MUNICIPAL BONDS
(Cost $354,252,595)    376,771,674
MUNICIPAL NOTES (B) - 4.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - 4.8%
Columbus Swr. Sys. Rev. Rfdg. Series 1994,
4.10%, VRDN  VMIG 1 $ 300,000 $ 300,000
Columbus Unlimited Tax Series 1996-1, 4.05%
(Liquidity Facility Westdeutsche
Landesbank Giron) VRDN  VMIG 1  4,200,000  4,200,000
Franklin County Hosp. Rev.:
 (Holy Cross Health Sys. & Mount Carmel
 Health Sys.) 4.15% (BPA Morgan Guaranty
 Trust Co.) VRDN  VMIG 1  300,000  300,000
 Rfdg. & Impt. Bonds (US Healthcare Corp.)
 Series C, 4.10%, tender 6/1/98, LOC
 Morgan Guaranty Trust Co  -  1,000,000  1,000,000
Hamilton County Health Sys. Rev. (Franciscan
Sisters Poor Health Sys.) Series 1987 A,
5.25%, LOC Chemical Bank, VRDN  VMIG 1  300,000  300,000
Hamilton County Hosp. Facs. Rev.
(Health Alliance of Cincinnati):
  Series 1987 B, 3.30% (MBIA Insured) VRDN  VMIG 1  1,000,000
1,000,000
  Series 1987 F, 3.30% (MBIA Insured) VRDN  VMIG 1  800,000  800,000
Montgomery County Hosp. Rev. Bonds Hosp.
Facs. Auth. (Miami Valley Hosp. Proj.)
Series C, 3.75% 2/11/98, LOC Nat'l.
City Bank of Columbus, CP mode  VMIG 1  2,000,000  2,000,100
Ohio Air Quality Dev. Auth.:
 Poll. Cont. Rev.:
  Bonds (Duquesne Light Co.) Series 1988,
  3.80% 1/16/98, Toronto - Dominion
  Bank, CP mode (c)  -  2,000,000  2,000,060
  (Cincinnati Gas & Elec.) Series B, 4.95%,
  LOC Canadian Imperial Bank of
  Commerce, VRDN  VMIG 1  300,000  300,000
 (JMG Funding) 3.90%, LOC Society
 Generale, France, VRDN (c)  A-1+  800,000  800,000
Ohio Envir. Impt. Rev. (Newark Group Ind., Inc.
Proj.) Series 1996, 4.25%, LOC Chase
Manhattan Bank, VRDN (c)  A-1  1,000,000  1,000,000
Ohio Ind. Dev. Rev. (General Motors Corp.
Proj.) Series 1996, 4.20%, VRDN  -  500,000  500,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Bonds
(Cleveland Electric Proj.) Series 1988A, 3.70%
1/9/98 (FGIC Insured) (Liquidity Facility
FGIC Security Purchase Inc.) CP mode VMIG 1 1,000,000 1,000,000 MUNICIPAL NOTES (B) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Scioto County Hosp. Facs. Rev. (VHA Central,
Inc. Capital Asset Fin. Prog.) Series 1985-C,
3.70% (AMBAC Insured) (BPA Mellon
Bank, NA) VRDN  A-1+ $ 800,000 $ 800,000
Student Loan Fdg. Corp. Cincinnati Student
Loan Rev.:
  Series 1990-A2, 3.40%, LOC Nat'l.
  Westminster Bank PLC, VRDN (c)  VMIG 1  1,100,000  1,100,000
  Series 1992-A2, 3.80%, LOC Nat'l.
  Westminster Bank PLC, VRDN (c) VMIG 1 1,300,000 1,300,000 Twinsburg Ind. Dev. Rev. (United Stationers,
Inc. Proj.) 5.35%, LOC PNC Bank, NA,
VRDN  P-1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $19,000,160)    19,000,160
TOTAL INVESTMENTS - 100%
(Cost $373,252,755)    $395,771,834
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
45 Municipal Bond Contracts   Mar. 1998 $ 5,540,625 $ (18,555)
20 Treasury Bond Contracts   Mar. 1998  2,409,375  1,129
   $ (17,426)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.0%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $203,520.
6. Security sold on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 84.1% AAA, AA, A 75.7%
Baa 4.2% BBB  4.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  41.1%
Water and Sewer   13.7
Education  8.9
Health Care  8.5
Electric Revenue  7.2
Transportation  6.9
Others (individually less than 5%)   13.7
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997 the aggregate cost of investment securities for income tax purposes was $373,252,755. Net unrealized appreciation aggregated $22,519,079, all of which related to appreciated investment securities.
The fund hereby designates approximately $318,000 as a capital gain dividend for the purpose of the dividend paid deduction.
SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $373,252,755) -                  $ 395,771,834
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                        4,542,908

OTHER RECEIVABLE                                                           50,728

 TOTAL ASSETS                                                              400,365,470

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 20,996

PAYABLE FOR INVESTMENTS PURCHASED                             2,909,226
REGULAR DELIVERY

 DELAYED DELIVERY                                             7,214,852

PAYABLE FOR FUND SHARES REDEEMED                              227,442

DISTRIBUTIONS PAYABLE                                         872,983

ACCRUED MANAGEMENT FEE                                        116,497

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              1,159

OTHER PAYABLES AND ACCRUED EXPENSES                           95,321

 TOTAL LIABILITIES                                                         11,458,476

NET ASSETS                                                                $ 388,906,994

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 367,106,594

DISTRIBUTIONS IN EXCESS OF NET REALIZED GAINS                              (701,253)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  22,501,653

NET ASSETS, FOR 33,179,894 SHARES OUTSTANDING                             $ 388,906,994

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $11.72
SHARE ($388,906,994 (DIVIDED BY) 33,179,894 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                          $ 20,416,064

EXPENSES

MANAGEMENT FEE                                             $ 1,474,962

TRANSFER AGENT FEES                                         450,875

ACCOUNTING FEES AND EXPENSES                                166,043

NON-INTERESTED TRUSTEES' COMPENSATION                       1,885

CUSTODIAN FEES AND EXPENSES                                 21,429

REGISTRATION FEES                                           22,764

AUDIT                                                       39,014

LEGAL                                                       6,748

MISCELLANEOUS                                               1,073

 TOTAL EXPENSES BEFORE REDUCTIONS                           2,184,793

 EXPENSE REDUCTIONS                                         (69,114)      2,115,679

NET INTEREST INCOME                                                       18,300,385

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      3,088,487

 FUTURES CONTRACTS                                          256,224       3,344,711

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      10,265,503

 FUTURES CONTRACTS                                          (17,426)      10,248,077

NET GAIN (LOSS)                                                           13,592,788

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 31,893,173
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 18,300,385    $ 19,039,337
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 3,344,711       3,423,033

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     10,248,077      (6,935,610)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          31,893,173      15,526,760
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (18,300,385)    (19,039,337)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (3,475,777)     (2,343,618)

 IN EXCESS OF NET REALIZED GAINS                          (592,404)       -

 TOTAL DISTRIBUTIONS                                      (22,368,566)    (21,382,955)

SHARE TRANSACTIONS                                        56,972,543      52,548,440
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            16,711,470      16,325,366

 COST OF SHARES REDEEMED                                  (75,927,932)    (85,834,479)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (2,243,919)     (16,960,973)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 7,280,688       (22,816,868)

NET ASSETS

 BEGINNING OF PERIOD                                      381,626,306     404,443,174

 END OF PERIOD                                           $ 388,906,994   $ 381,626,306

OTHER INFORMATION
SHARES

 SOLD                                                     4,952,639       4,629,316

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,451,189       1,436,229

 REDEEMED                                                 (6,606,322)     (7,582,296)

 NET INCREASE (DECREASE)                                  (202,494)       (1,516,751)


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1997                       1996        1995        1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 11.430                   $ 11.590    $ 10.520    $ 12.020    $ 11.550
BEGINNING OF PERIOD

INCOME FROM INVESTMENT              .554                       .560        .618        .657        .693
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED        .413                       (.090)      1.070       (1.310)     .720
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .967                       .470        1.688       (.653)      1.413
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.554)                     (.560)      (.618)      (.657)      (.693)

 FROM NET REALIZED GAIN             (.105)                     (.070)      -           (.190)      (.250)

 IN EXCESS OF NET REALIZED GAIN     (.018)                     -           -           -           -

 TOTAL DISTRIBUTIONS                (.677)                     (.630)      (.618)      (.847)      (.943)

NET ASSET VALUE, END OF PERIOD     $ 11.720                   $ 11.430    $ 11.590    $ 10.520    $ 12.020

TOTAL RETURN A                      8.74%                      4.23%       16.39%      (5.55)%     12.56%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 388,907                  $ 381,626   $ 404,443   $ 350,267   $ 457,872
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .56%                       .59%        .58%        .57%        .57%
NET ASSETS                         B

RATIO OF NET INTEREST INCOME TO     4.83%                      4.93%       5.52%       5.88%       5.67%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             15%                        43%         48%         22%         41%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND          3.29%    15.29%   33.99%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE         3.23%    15.13%   32.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 16 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                  PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

FIDELITY OH MUNICIPAL MONEY MARKET FUND          3.29%    2.89%    3.57%

OHIO TAX-FREE MONEY MARKET FUNDS AVERAGE         3.23%    2.86%    3.43%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                            12/29/97   9/29/97   6/30/97   3/31/97   12/30/96



FIDELITY OHIO MUNICIPAL       3.50%      3.50%     3.58%     2.99%     3.45%
MONEY MARKET FUND



OHIO TAX-FREE MONEY MARKET    3.40%      3.36%     3.50%     2.96%     3.36%
FUNDS AVERAGE



OHIO MUNICIPAL MONEY          5.89%      5.89%     6.03%     5.03%     5.81%
MARKET TAX-EQUIVALENT




Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 3.4
Row: 2, Col: 1, Value: 3.5
Row: 2, Col: 2, Value: 3.36
Row: 3, Col: 1, Value: 3.58
Row: 3, Col: 2, Value: 3.5
Row: 4, Col: 1, Value: 2.99
Row: 4, Col: 2, Value: 2.96
Row: 5, Col: 1, Value: 3.45
Row: 5, Col: 2, Value: 3.36
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 40.61%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND


FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Fidelity Ohio Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
N.L. The market started the year in flux, as uncertainty prevailed about what course the Federal Reserve Board would take in its monetary policy. While economic growth was strong, inflation remained subdued. In February and March, however, signs that the economy was growing at an even stronger clip changed market sentiment. Rising expectations of a rate increase to slow growth and head off inflation culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate - the rate banks charge each other for overnight loans - from 5.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
N.L. Economic activity has been moderate to fairly strong, but inflation has remained in check. The Fed has opted to keep rates unchanged, but remains biased toward raising rates if signs of stronger inflation emerge. However, economic and market turmoil hit Southeast Asia in late October and continued through the end of the year. As a result, late in the period, most market participants felt the Fed would wait until the market disruption in Asia moderates before deciding if a strong U.S. domestic economy still warrants a rate increase. In fact, at the end of the year, some market observers were actually predicting that the Fed would lower rates in an effort to avoid deflation caused by, among other things, the intensifying competition of cheaper Asian goods.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS PERIOD?
N.L. The Ohio market is unique because there typically is a steady supply of one-year, fixed-rate Ohio municipal notes coming to market throughout the year. To take advantage of this situation, I bought these notes regularly, laddering the maturities so that as some one-year notes matured, I purchased more to replace them. This strategy keeps the fund's average maturity a bit longer than might be expected in some of the market environments we've seen. For example, during much of 1997, I was expecting the Fed to raise rates. In most cases, that would mean the fund would have a shorter average maturity, holding more variable-rate securities whose interest rates would float upward in a rising rate environment. However, the plentiful supply of Ohio fixed-rate notes made it more worthwhile to purchase these one-year notes that were offering more attractive yields than those offered in the shorter-term, variable-rate part of the market. The fund's average maturity started the period at 70 days. I reduced the average maturity to 50 days in March when expectations for a Fed rate hike peaked. At the end of the period, I moved the fund's average maturity back out to 62 days - a neutral to slightly longer position, reflecting my expectations of fairly stable rates for the next few months.
Q. HOW DID THE FUND PERFORM?
N.L. The fund's seven-day yield on December 31, 1997, was 3.51%, compared to 3.47% 12 months ago. The more recent seven-day yield was the equivalent of a 5.91% taxable rate of return for Ohio investors in the 40.61% combined state and federal income tax bracket. Through December 31, 1997, the fund's 12-month total return was 3.29%, compared to 3.23% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
N.L. I think the Fed still is concerned about inflation and would be biased toward raising the fed funds rate if the economy doesn't slow down. However, some recent economic indicators suggest that a slowdown seems to be happening, with the continuing Asian turmoil having a dampening effect on the economy. As a result, the Fed may not have to raise rates to slow growth and head off inflation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose interest
is free from federal income tax
and Ohio individual income
tax
FUND NUMBER: 419
TRADING SYMBOL: FOMXX
START DATE: August 29, 1989
SIZE: as of December 31,
1997, more than $364 million
MANAGER: Scott Orr, since
1996; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989
(checkmark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/97           6/30/97            12/31/96

  0 - 30    65                 72                 61

 31 - 90    7                  9                  10

 91 - 180   18                 6                  16

181 - 397   10                 13                 13

WEIGHTED AVERAGE MATURITY
                                 12/31/97   6/30/97   12/31/96

FIDELITY OHIO MUNICIPAL MONEY    62 DAYS    64 DAYS   70 DAYS
MARKET FUND

OHIO TAX-FREE MONEY MARKET       61 DAYS    53 DAYS   60 DAYS
FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997  AS OF JUNE 30, 1997
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 7.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 1, COL: 4, VALUE: 62.0
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 28.0
ROW: 1, COL: 4, VALUE: 65.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 62%
MUNICIPAL NOTES 28%
COMMERCIAL PAPER
(INCLUDING
CP MODE) 7%
TENDER BONDS 3%

VARIABLE RATE DEMAND
NOTES (VRDNS) 65%
MUNICIPAL NOTES 28%
COMMERCIAL PAPER
(INCLUDING
CP MODE) 4%
TENDER BONDS 3%
*SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - 100.0%
Akron TAN Spl. Assessment Series 1997, 4.26% 12/18/98 $ 1,920,000 $
1,927,275
American Muni. Pwr. Inc. Equip. Impt. BAN
(Cleveland Pub. Pwr. Sys. Proj.) 3.99% 9/3/98  3,400,000  3,400,000
Ashland County BAN (Jail Construction) Series 1997,
4.20% 12/17/98  2,200,000  2,206,071
Ashtabula County Ind. Dev. Rev. (Plasticolors, Inc. Proj.)
Series 1996A, 4.22%, LOC Key Bank, NA, VRDN  2,385,000  2,385,000
Barberton City School Dist. BAN 4.48% 6/1/98  5,000,000  5,013,202
Bedford Heights Ind. Dev. Rev. (Olympic Steel) Series 1989,
4.15%, LOC Nat'l. City Bank of Cleveland, VRDN (b)  1,100,000
1,100,000
Bexley Gen. Oblig. BAN 4.25% 6/25/98  2,000,000  2,003,222
Bowling Green BAN 4.10% 9/10/98  2,500,000  2,503,479
Brooklyn Gen. Oblig. BAN 4.10% 9/3/98  4,235,000  4,240,309
Butler County (Meadow Ridge Apts.) Series 1996 A,
4% (FNMA Insured) VRDN  7,600,000  7,600,000
Butler County Ind. Dev. Rev. (Trey Corrugated Inc.) Series 1995, 4.45%, LOC First of America Indiana, VRDN (b) 4,735,000 4,735,000 Butler County Trans. Impt. Dist. Participating VRDN
4.25% (Liquidity Facility Merrill Lynch & Co., Inc)(c)  4,050,000
4,050,000
Cambridge Hosp. Facs. Rev. Bonds (Southeastern Reg'l.
Medical Center) 4.10% tender 1/2/98,
LOC Nat'l. Bank of Columbus  8,000,000  8,000,000
Clermont County Ind. Dev. Rev. (American Micro Products Proj.)
4.45%, LOC Star Bank, VRDN (b)  5,035,000  5,035,000
Cleveland City School Dist. Rev. Participating VRDN, 4.30%
(Liquidity Facility Bankers Trust Co.)(c) 3,240,000 3,240,000 Cleveland Heights BAN 4.25% 8/27/98 1,250,000 1,253,138
Cleveland Parking Facs. Refdg. Rev. Participating VRDN
Series 1996, 4.25% (Liquidity Facility
Merrill Lynch & Co., Inc.)(c)  2,340,000  2,340,000
Columbus Adj. Rate Unlimited Tax Series 1996-1,
4.05%, LOC Westdeutsche Landesbank Giron, VRDN 2,600,000 2,600,000 Cuyahoga County Ind. Dev. Auth. (The Great Lakes
Brewing Co.) 4.32%, LOC Huntington
Nat'l. Bank of Columbus, VRDN (b)  5,700,000  5,700,000
Dublin Central School Dist. Gen. Oblig.
BAN 4.33% 5/13/98  4,000,000  4,004,585
Eagle Tax-Exempt Trust Participating VRDN, Series 1988 A,
4.22% (Liquidity Facility Citibank) (b)(c)  8,840,000  8,840,000
East Muskingum Gen. Oblig. BAN 4.22% 6/25/98  4,851,000  4,858,160
Elyria Gen. Oblig. BAN 4.25% 6/4/98  1,100,000  1,101,114
Euclid Gen. Oblig. BAN 4.05% 6/12/98  4,410,000  4,412,807
Fairfield Gen. Oblig. BAN 4.10% 8/28/98  3,250,000  3,255,313
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Franklin County (Colonial Courts) 4%, LOC Fed.
Home Loan Bank, Indiana, VRDN (b) $ 2,500,000 $ 2,500,000
Franklin County Ind. Dev. Rev. (Inland Products, Inc.) 4.25%,
LOC PNC Bank, Ohio, VRDN (b)  900,000  900,000
Greene County Gen. Oblig. BAN Series C, 4.25% 6/24/98  3,200,000
3,204,536
Hamilton County (Health Alliance of Cincinnati):
 Series 1997-A, 3.65% (MBIA Insured)
(Liquidity Facility Credit Swiss First Boston) VRDN 500,000 500,000 Hamilton County Health Sys. Rev. (Franciscan Sisters)
Series 1987 A, 5.25%, LOC Sumitomo Bank, VRDN 200,000 200,000 Hamilton County Hosp. Facs. Rev. (Beechwood Home Proj.)
4.20%, LOC Star Bank, NA, VRDN  4,100,000  4,100,000
Hamilton County Ind. Dev. Auth. (Metro Containers, Inc. Proj.)
4.25%, LOC Bank One, NA, VRDN (b)  2,325,000  2,325,000
Harrison County Econ. Dev. Rev. Ref. Bonds (Carriage of
Cadiz Proj.) 4.17%, LOC Key Bank, NA, VRDN  1,750,000  1,750,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.)
Series 1990, 4%, LOC Rabobank Nederland, VRDN (b) 500,000 500,000 Lake County Gen. Oblig. BAN:
 4% 3/12/98  1,000,000  1,000,460
 4.07% 10/8/98  1,000,000  1,001,250
Lake County Ind. Dev. Rev.:
 (American Business Co.) 4.32%, LOC Huntington Nat'l.
 Bank of Columbus, VRDN (b)  1,400,000  1,400,000
 (Norshar Co. Proj.) 4.25%, LOC Bank One, NA, VRDN (b)  3,500,000
3,500,000
Lakewood City Gen. Oblig. BAN Series A, 4.50% 5/8/98  3,211,600
3,216,628
Lebanon Gen. Oblig. BAN:
 4% 5/28/98  1,000,000  1,000,000
 4.17% 6/4/98  2,800,000  2,803,063
Lima Gen. Oblig. (Lima Memorial Hosp.) 4.20%, LOC
 Bank One, NA, VRDN  500,000  500,000
Lorain County Gen. Oblig. BAN 4.22% 9/17/98  1,000,000  1,001,843
Lucas County (The Toledo Zoological Society)
4.22%, LOC Key Bank, NA, VRDN  6,000,000  6,000,000
Lucas County Health Facs. Rev. (Luthern Homes Society Proj.)
Series 1996, 4.20%, LOC Bank One, NA, VRDN  5,000,000  5,000,000
Lucas County Metro, Sewer & Wtr. Dist. Impt. BAN
4.11% 10/21/98  1,585,000  1,587,812
Lucas County Multi-Family Rev. (Beacon Place/Cubbon Proj.)
4.20%, LOC Star Bank, NA, VRDN  3,800,000  3,800,000
Lyndhurst Gen. Oblig. BAN 4% 3/18/98  1,000,000  1,000,400
Mason City School Dist. BAN 4.45% 3/20/98  6,050,000  6,058,935
Maumee Gen. Oblig. BAN 4.25% 4/29/98  700,000  700,217
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Medina County Ind. Dev. Rev.:
 (Firdex Inc.) Series 1997, 4.46%, LOC Key Bank, NA,
 VRDN (b) $ 1,100,000 $ 1,100,000
 (North American Roto Engravers, Inc. Proj.) Series 1988,
 3.85%, LOC Bank One, Akron, VRDN (b)  435,000  435,000
 (Rembond Proj.) Series 1996, 4.25%, LOC Bank One, NA,
 VRDN (b)  3,000,000  3,000,000
Miamisburg City School Dist. BAN 4.42% 6/17/98  4,200,000  4,210,749
Middleburg Heights Hosp. Rev. Hosp. Dist. Impt. Rev.
(Southwest Gen. Health Center) Series 1997, 4.15%,
LOC Key Bank, NA, VRDN  8,000,000  8,000,000
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 4.25%,
LOC Bank One, Dayton, VRDN (b)  2,100,000  2,100,000
Montgomery County Health Care Rev. (Eastway Corp. &
Property Resource) 4.32%, LOC Huntington Nat'l.
Bank of Columbus, VRDN (b)  4,000,000  4,000,000
Montgomery County Hosp. Facs. Auth. Bonds (Miami Valley
Hosp. Proj.) Series C, 3.75% 2/11/98, LOC Nat'l.
City Bank of Columbus, CP mode  2,000,000  2,000,000
Montgomery County Multifamily Hsg. Rev. (Pedcor
Investments - Lyons Gate) 4.35%, LOC Fed Home
Loan Cincinnati, VRDN (b)  3,000,000  3,000,000
Northwest Local School Dist. BAN 4.84% 6/17/98  3,600,000  3,616,044
Ohio Air Quality Dev. Auth. Poll. Cont. Rev.:
 (Cincinnati Gas & Elec.) Series B, 4.95%, LOC
 Canadian Imperial Bank, VRDN (b)  200,000  200,000
 (Cleveland Electric Proj.) Series 1988B, 3.80%
 2/9/98 (FGIC Insured) (Liquidity Facility
 FGIC Security Purchase, Inc.) CP mode (b) 4,950,000 4,950,000 (Duquesne Light Co. Proj.):
  Series 1988:
   3.80% 1/26/98, LOC Toronto - Dominion
   Bank, CP mode (b)  2,000,000  2,000,000
   3.80% 1/27/98, LOC Toronto - Dominion
   Bank, CP mode (b)  1,000,000  1,000,000
   3.80% 2/23/98, LOC Toronto - Dominion
   Bank, CP mode (b)  2,000,000  2,000,000
  Series 1988 B, 3.80% 2/11/98, LOC Toronto - Dominion
  Bank, CP mode (b)  1,100,000  1,100,000
 Ltd. Partnership, Series 1994-A, 3.90%, LOC
 Societe Generale, France, VRDN (b)  3,400,000  3,400,000
Ohio Envir. Impt. Rev. (Newark Group Industries,
Inc. Proj.) Series 1996, 4.25%, LOC Chase
Manhattan Bank, VRDN (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Fin. Auth. Multifamily Hsg. Rev. (Club at Spring
Valley Apts.) Series 1996 A, 4.46%,
LOC Key Bank, NA, VRDN (b) $ 5,000,000 $ 5,000,000
Ohio Higher Ed. Facs. Commty. Pooled Fin. Series 1996,
4.15%, LOC Fifth Third Bank, VRDN  2,900,000  2,900,000
Ohio Hsg. Fin. Auth. Participating VRDN:
 Series PA-93, 4.25% (Liquidity Facility Merrill Lynch) (b)(c)
4,865,000  4,865,000
 Series 14, 3.90% (Liquidity Facility Bank of New York,
 NA) (b)(c)  3,300,000  3,300,000
 4.30% (Liquidity Facility Banco Santander, SA) (b)(c)  2,960,000
2,960,000
Ohio Hsg. Fin. Agcy. Mtg. Backed Security Prog.:
 Participating VRDN 3.90% (Liquidity Facility Bank of
 New York, NA) (b)(c)  2,100,000  2,100,000
 (Willowlake Apt. Proj.) Series A, 4.25%, LOC Bank One,
 NA, VRDN (b)  3,200,000  3,200,000
Ohio Hsg. Fin. Agcy. Multi-Family Hsg. Rev.:
 (Hunter's Glen Apt. Proj.) Series 1996,
 4.20%, LOC PNC Bank, VRDN (b)  2,000,000  2,000,000
 (Pedcor Inv. Willowlake Apts.):
  Series B, 4.35%, LOC Federal Home Loan Bank,
  Indianapolis, VRDN (b)  500,000  500,000
  Series C, 4.35%, LOC Federal Home Loan Bank,
  Indianapolis, VRDN (b)  625,000  625,000
  Series D, 4.35%, LOC Federal Home Loan Bank,
  Indianapolis, VRDN (b)  625,000  625,000
 4.85% (GNMA Guaranteed) LOC Sumitomo Bank,
 Ltd., VRDN   1,135,000  1,135,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN:
 Series 96-5, 4.25% (Liquidity Facility Bank of
 New York, NA) (b)(c)  5,250,000  5,250,000
 Series 96-6, 3.90% (Liquidity Facility Bank of
 New York, NA) (b)(c)  4,150,000  4,150,000
Ohio Ind. Dev. Rev.:
 (Aerolite Extrusion) Series 1991 IA, 4%, LOC Nat'l.
 City Bank of Columbus, VRDN (b)  165,000  165,000
 (Anomatic Corp.) Series 1989 I, 4%, LOC Nat'l. City
 Bank of Columbus, VRDN (b)  190,000  190,000
 (Arthur Corp.) Series 1989 IIIA, 4%, LOC Nat'l.
 City Bank of Columbus, VRDN (b)  155,000  155,000
 (Burnham Corp. Proj.):
  Series 1987 N, 4%, LOC Bank One, NA, VRDN (b)  130,000  130,000
  Series 1988 II, 4%, LOC PNC Bank, Ohio, VRDN (b) 180,000 180,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev.: - continued
 (Carpenter/Clapp & Haney Tool Co.) Series 1987 P,
 4%, LOC Bank One, NA, VRDN (b) $ 285,000 $ 285,000
 (CCE Inc.) Series 1989 I, 4%, LOC Nat'l. City Bank of
 Columbus, VRDN (b)  780,000  780,000
 (Cole Tool & Die) Series 1988 H, 4%, LOC Bank One, NA,
 VRDN (b)  110,000  110,000
 (Die Matic Inc.) Series 1987 O, 4%, LOC Bank One,
 Columbus, VRDN (b)  200,000  200,000
 (Dramex Int'l., Inc.):
  Series 1988 I, 4%, LOC Bank One, NA, VRDN (b)  1,000,000  1,000,000
  Series 1988 II, 4%, LOC PNC Bank, Ohio, VRDN (b) 200,000 200,000 (EPIC Technologies Inc.) Series 1988 D, 4%, LOC Bank
 One, NA, VRDN (b)  185,000  185,000
 (Gary W. James) Series 1986 B, 4%, LOC Nat'l. City
 Bank of Cleveland, VRDN (b)  215,000  215,000
 (Hydro Tube Corp.) 4%, LOC Nat'l. City Bank of
 Columbus, VRDN (b)  85,000  85,000
 (K&S Realty) Series 1989 I, 4%, LOC Nat'l. City Bank of
 Columbus, VRDN (b)  250,000  250,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III, 4%,
 LOC Nat'l. City Bank of Columbus, VRDN (b) 230,000 230,000 (Kaufmans Bakery) Series 1987 K, 4%, LOC Bank One,
 Columbus, VRDN (b)  600,000  600,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I, 4%, LOC
 Nat'l. City Bank of Columbus, VRDN (b)  430,000  430,000
 (Morrow Macke Realty) Series 1988 C, 4%, LOC Bank
 One, NA, VRDN (b)  480,000  480,000
 (Oak Printing) Series 1991, 4%, LOC Nat'l. City Bank
 of Columbus, VRDN (b)  150,000  150,000
 (Plasticos Co.) Series 1989 IIIA, 4%, LOC Nat'l. City Bank
 of Columbus, VRDN (b)  470,000  470,000
 (Prentke Romich) Series 1989 III, 4%, LOC Nat'l. City
 Bank of Columbus, VRDN (b)  60,000  60,000
 (Samuel and Annie Sherman) Series 1989 III A, 4%,
 LOC Nat'l. City Bank of Columbus, VRDN (b)  200,000  200,000
 (SBD Properties Co.) Series 1986 L, 4%, LOC Nat'l.
 City Bank of Cleveland, VRDN (b)  170,000  170,000
 (Sheffield Steel) Series 1988 B, 4%, LOC Bank One, NA
 VRDN (b)  15,000  15,000
 (Southwest Fin. Svcs.) Series 1986 J, 4%, LOC Nat'l.
 City Bank of Cleveland, VRDN (b)  65,000  65,000
 (Standby Screw & Machine, Inc.) Series 1991 IA, 4%,
 LOC Nat'l. City Bank of Columbus, VRDN (b) 650,000 650,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev.: - continued
 (Steubenville Area) Series 1988 II, 4%, LOC PNC Bank,
 Ohio, VRDN (b) $ 315,000 $ 315,000
 (Thomas K. Issacs) Series 1990 IB, 4%, LOC Nat'l. City
 Bank of Columbus, VRDN (b)  150,000  150,000
 (United Steel Svc.) Series 1988 J, 4%, LOC Bank One, NA,
 VRDN (b)  480,000  480,000
 (VRE Inc.) Series 1988 F, 4%, LOC Bank One, NA,
 VRDN (b)  150,000  150,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA, 4%,
 LOC Nat'l. City Bank of Columbus, VRDN (b)  890,000  890,000
 (Wooster Iron Metal Co.) Series 1988 R, 4%, LOC Bank
 One, VRDN (b)  240,000  240,000
Ohio Pub. Facs. Commission Higher Ed. Bonds Series II-B,
5% 11/1/98 (FSA Insured)  3,475,000  3,507,236
Ohio School Dist. TAN 4.47% 6/30/98  2,000,000  2,005,598
Ohio Solid Waste Disp. Rev. (USG Corp. Proj.)
3.65%, LOC Chase Manhattan Bank, VRDN (b)  400,000  400,000
Ohio Tpk. Commission Rev. Participating VRDN
3.80% (Liquidity Facility Societe Generale, France)(c)  3,800,000
3,800,000
Ohio Wtr. Dev. Auth.:
 Rev. Participating VRDN 4.25% (Liquidity Facility Merrill
 Lynch & Co., Inc.) (c)  4,950,000  4,950,000
 Solid Waste Disp. Rev. (American Steel & Wire Corp.)
 4.50%, LOC Bank of America, Illinois, VRDN (b) 3,900,000 3,900,000 Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Light Co. Proj.) CP mode:
  3.80% 1/27/98, LOC Toronto - Dominion Bank (b)  1,000,000  1,000,000
  3.80% 2/24/98, LOC Toronto - Dominion Bank (b)  3,800,000  3,800,000
  3.80% 2/25/98, LOC Toronto - Dominion Bank (b)  1,000,000  1,000,000
  3.80% 2/27/98, LOC Toronto - Dominion Bank (b)  2,000,000  2,000,000
  3.80% 4/9/98, LOC Toronto - Dominion Bank (b)  2,000,000  2,000,000
Orange City School Dist. BAN 4.25 6/11/98  2,720,000  2,723,573
Oregon City Gen. Oblig. BAN 4.071% 5/6/98  3,800,000  3,801,735
Ottawa County Gen. Oblig. BAN 4.125% 8/6/98  5,000,000  5,007,134
Pickerington Local School Dist. BAN 4.24% 8/3/98 1,500,000 1,502,482 Reynoldsburg City Gen. Oblig. BAN 4.15% 1/15/98 890,000 890,098
Richland County Ind. Dev. Auth. Rev. (Carton Svc., Inc.
Proj.) Series 1996, 4.35%, LOC Nat'l. City Bank of
Cleveland, VRDN (b)  1,870,000  1,870,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Richland County Ind. Dev. Rev. (Sabin Robbins Paper Co.)
Series 1997, 4.20%, LOC Fifth Third Bank,
Cincinnati, VRDN $ 3,200,000 $ 3,200,000
Scioto County Marine Term. Facs. Rev. (Norfolk
Southern Corp. Proj.) 5.40%, VRDN  11,800,000  11,800,000
Seneca County BAN 4.08% 5/7/98  1,875,000  1,876,777
Sharonville Ind. Dev. Rev. (Xtec, Inc.) Series 1991, 4.25%,
LOC Fifth Third Bank, VRDN (b)  400,000  400,000
Solon Ind. Dev. Rev. (Cleveland Twist Drill Co.) Series 1995,
4.50%, LOC NationsBank, VRDN (b)  1,000,000  1,000,000
Springdale Gen. Oblig. BAN 4.25% 9/18/98  2,000,000  2,005,071
Springfield Gen. Oblig. BAN 4.17% 6/18/98  1,250,000  1,251,214
Stark County Ind. Dev. Rev.:
 (H-P Products, Inc. Proj.) 3.46%, LOC Key Bank, NA,
 VRDN (b)  3,200,000  3,200,000
 (Liquid Control Corp. Proj.) Series 1987, 3.85%,
 LOC Bank One, NA, VRDN (b)  330,000  330,000
Student Loan Funding Corp. Rev., Series 1990-A3, 3.80%,
LOC Nat'l. Westminster Bank PLC, VRDN (b)  6,400,000  6,400,000
Summit County Civic Center (YMCA of Akron) 4.22%,
LOC Key Bank, NA, VRDN  4,000,000  4,000,000
Summit County Gen. Oblig. BAN 4.50% 6/4/98  5,000,000  5,012,784
Summit County Ind. Dev. Rev. Bonds:
 (Kuchar Proj.) 4%, tender 4/1/98, LOC Bank One,
 Akron (b)  425,000  425,000
 (SGS Tool Co. Proj.) 3.85%, tender 4/1/98, LOC
 Bank One Akron (b)  1,250,000  1,250,000
 (Spark Tec Int'l. Proj.) Series 1989, 4%, tender 5/1/98,
 LOC Bank One Akron (b)  185,000  185,000
Summit County Ind. Dev. Rev.:
 (Commercial Alloys Corp.) 4.25%, LOC Star Bank,
 NA, VRDN (b)  4,500,000  4,500,000
 (Hampshire Properties) 3.85%, LOC Key Bank, NA,
 VRDN (b)  1,070,000  1,070,000
 (Kaiser Dev. Proj.) 4.25%, LOC Bank One Akron, VRDN 850,000 850,000 (Keltec Inc. Proj.) Series 1987, 3.85%, LOC Bank One,
 NA, VRDN (b)  340,000  340,000
 (Kuchar Proj.) Series 1987, 3.85%, LOC Bank One, NA,
 VRDN (b)  905,000  905,000
 (Mannix County Proj.) Series 1987, 3.85%, LOC Bank
 One Akron, VRDN (b)  1,865,000  1,865,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Summit County Ind. Dev. Rev.: - continued
 (Summit Plastic Co. Proj.) 4.35%, LOC Nat'l. City Bank,
 Northeast, VRDN (b) $ 3,145,000 $ 3,145,000
 (Triumph Holdings Proj.) 4.35%, LOC Nat'l. City Bank,
 Northeast, VRDN (b)  1,805,000  1,805,000
Toledo-Lucas County Port Auth. Bonds (CSX Trans., Inc. Proj.)
Series 1992, 3.85% 2/10/98, LOC Bank of
Novia Scotia, CP mode  1,800,000  1,800,000
Toledo Gen. Oblig. BAN Series 2, 4% 5/15/98  4,000,000  4,001,751
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp.)
Series 1990, 4.25%, LOC PNC Bank, VRDN (b)  1,800,000  1,800,000
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
5.35%, LOC PNC Bank, VRDN (b)  800,000  800,000
Union County Gen. Oblig. BAN 4.17% 6/25/98  1,500,000  1,501,868
Van Wert County Ind. Dev. Auth. Rev. (Toledo Molding &
Die Inc.) Series 1994, 4.25%, LOC Bank One, NA, VRDN (b)  2,955,000
2,955,000
Wadsworth City School Dist. BAN 4.375% 8/4/98  1,300,000  1,303,544
Washington County Ind. Dev. Rev. (Forma Scientific, Inc. Proj.)
4.25%, LOC Bank One Akron, VRDN (b)  200,000  200,000
Wood County Ind. Dev. Rev. (TL Industries & AMPP Inc. Proj.)
4.35%, LOC Nat'l. City Bank, Northeast, VRDN (b)  1,700,000  1,700,000
TOTAL INVESTMENTS - 100%  $ 363,986,477
Total Cost for Income Tax Purposes  $ 363,986,508
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1.The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2.Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3.Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $85,000 of which $5,000, $6,000, $11,000, $7,000,
$50,000 and $6,000 will expire on December 31, 1998, 2000, 2002, 2003,
2004 and 2005, respectively.
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                      $ 363,986,477
SEE ACCOMPANYING SCHEDULE

CASH                                                                       2,592,228

INTEREST RECEIVABLE                                                        3,048,805

OTHER RECEIVABLES                                                          49,034

 TOTAL ASSETS                                                              369,676,544

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 5,000,000

DISTRIBUTIONS PAYABLE                                        1,429

ACCRUED MANAGEMENT FEE                                       117,063

OTHER PAYABLES AND ACCRUED EXPENSES                          86,499

 TOTAL LIABILITIES                                                         5,204,991

NET ASSETS                                                                $ 364,471,553

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 364,556,384

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (84,831)

NET ASSETS, FOR 364,556,384 SHARES OUTSTANDING                            $ 364,471,553

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $1.00
SHARE ($364,471,553 (DIVIDED BY) 364,556,384 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                       $ 12,749,420

EXPENSES

MANAGEMENT FEE                                          $ 1,294,155

TRANSFER AGENT FEES                                      499,685

ACCOUNTING FEES AND EXPENSES                             73,517

NON-INTERESTED TRUSTEES' COMPENSATION                    1,514

CUSTODIAN FEES AND EXPENSES                              27,881

REGISTRATION FEES                                        34,744

AUDIT                                                    26,382

LEGAL                                                    6,694

MISCELLANEOUS                                            12,427

 TOTAL EXPENSES BEFORE REDUCTIONS                        1,976,999

 EXPENSE REDUCTIONS                                      (5,428)       1,971,571

NET INTEREST INCOME                                                    10,777,849

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (5,450)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 10,772,399


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 10,777,849     $ 9,461,291
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (5,450)          (49,874)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            10,772,399       9,411,417
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (10,777,849)     (9,461,291)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    629,370,990      616,078,137
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     10,472,319       9,169,404

 COST OF SHARES REDEEMED                                    (602,959,226)    (593,825,109)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           36,884,083       31,422,432
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   36,878,633       31,372,558

NET ASSETS

 BEGINNING OF PERIOD                                        327,592,920      296,220,362

 END OF PERIOD                                             $ 364,471,553    $ 327,592,920


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED DECEMBER 31,

                                   1997                       1996        1995        1994        1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT              .032                       .030        .034        .025        .021
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.032)                     (.030)      (.034)      (.025)      (.021)

NET ASSET VALUE, END OF PERIOD     $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.29%                      3.08%       3.48%       2.50%       2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 364,472                  $ 327,593   $ 296,220   $ 301,691   $ 262,371
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .59%                       .60%        .61%        .57%        .59%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        .59%                       .59%        .61%        .57%        .59%
NET ASSETS AFTER EXPENSE                                      B
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     3.24%                      3.03%       3.42%       2.48%       2.07%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997




6. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ohio Municipal Income Fund (the income fund)(formerly Fidelity Ohio Municipal Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, market discount, capital loss carryforwards and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
8. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $56,222,265 and $62,051,685, respectively.
The market value of futures contracts opened and closed during the period amounted to $30,264,204 and $22,553,002, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets for the income and money market funds.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $450,875 and $166,043 for the income fund and $499,685 and $73,517 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% and .15% of average net assets for the income fund and the money market fund, respectively.
Money Market shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $4,710. Effective September 1, 1997, the monthly fee was eliminated.
10. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse the income fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the fund's average net assets. For the period, the reimbursement reduced the fund's expenses by $68,123.
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the income fund's custodian fees were reduced by $991 and the money market fund's custodian and transfer agent fees were reduced by $208 and $5,220, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund (formerly Fidelity Ohio Municipal Income Fund) and Fidelity Ohio Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Spartan Ohio Municipal Income Fund (formerly Fidelity Ohio Municipal Income Fund) and Fidelity Municipal Trust II: Fidelity Ohio Municipal Money Market Fund, including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Spartan Ohio Municipal Income Fund (formerly Fidelity Ohio Municipal Income Fund) and Fidelity Municipal Trust II: Fidelity Ohio Municipal Money Market Fund as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Ohio Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
PAY DATE 2/10/97 1/02/98 2/9/98

RECORD DATE 2/07/97 12/26/97 2/6/98

SHORT-TERM
CAPITAL GAINS $ - $ .013 $ -

LONG-TERM
CAPITAL GAINS $ .040 $ .070 $ .005

LONG-TERM
CAPITAL GAIN
BREAKDOWN:
28% rate 100.00% 44.06% 0.00%
20% rate 0.00% 55.94% 100.00%
During fiscal year ended 1997, 100% of the income and money market funds' income dividends was free from federal income tax, and 11.03% and 54.52%, respectively, of the funds' income dividends was subject to the federal alternative minimum tax.
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
Fidelity Investments Money
Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
George A. Fischer, Vice President -
INCOME FUND
Boyce Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
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Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
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Peter S. Lynch
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Robert C. Pozen
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* INDEPENDENT TRUSTEES
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GENERAL DISTRIBUTOR
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FUNDS


ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS



PRESIDENT'S MESSAGE                                3     NED JOHNSON ON INVESTING STRATEGIES.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                       4     HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                         7     THE MANAGER'S REVIEW OF FUND
                                                         PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                                10    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                         INVESTMENTS OVER THE PAST SIX MONTHS
                                                         AND ONE YEAR.

 INVESTMENTS                                       11    A COMPLETE LIST OF THE FUND'S INVESTMENTS
                                                         WITH THEIR MARKET VALUES.

 FINANCIAL STATEMENTS                              17    STATEMENTS OF ASSETS AND LIABILITIES,
                                                         OPERATIONS, AND CHANGES IN NET ASSETS,
                                                         AS WELL AS FINANCIAL HIGHLIGHTS.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                       21    HOW THE FUND HAS DONE OVER TIME.

 FUND TALK                                         23    THE MANAGER'S REVIEW OF FUND
                                                         PERFORMANCE, STRATEGY AND OUTLOOK.

 INVESTMENT CHANGES                                25    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                                                         INVESTMENTS OVER THE PAST SIX MONTHS
                                                         AND ONE YEAR.

 INVESTMENTS                                       26    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

 FINANCIAL STATEMENTS                              31    STATEMENTS OF ASSETS AND LIABILITIES,
                                                         OPERATIONS, AND CHANGES IN NET ASSETS,
                                                         AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                                              35    NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT                              38    THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                      39



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

SPARTAN PA MUNI INCOME                            8.34%    42.24%   134.72%

LB PA MUNICIPAL BOND                              8.76%    N/A      N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE         8.79%    39.64%   125.47%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare the fund's returns to the performance of the
Lehman Brothers Pennsylvania Municipal Bond Index - a total return benchmark for Pennsylvania investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services,
Inc. The past one year average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

SPARTAN PA MUNI INCOME                            8.34%    7.30%    8.91%

LB PA MUNICIPAL BOND                              8.76%    N/A      N/A

PENNSYLVANIA MUNICIPAL DEBT FUNDS AVERAGE         8.79%    6.90%    8.46%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980123 080456 S00000000000001
             Spartan PA: Muni Income     LB Municipal Bond
             00402                       LB015
  1987/12/31      10000.00                    10000.00
  1988/01/31      10502.21                    10356.20
  1988/02/29      10675.67                    10465.67
  1988/03/31      10348.87                    10344.26
  1988/04/30      10411.87                    10422.88
  1988/05/31      10485.33                    10392.76
  1988/06/30      10693.27                    10544.80
  1988/07/31      10764.33                    10613.56
  1988/08/31      10781.95                    10622.90
  1988/09/30      11017.73                    10815.17
  1988/10/31      11336.97                    11005.52
  1988/11/30      11238.06                    10904.71
  1988/12/31      11421.45                    11016.26
  1989/01/31      11582.28                    11244.08
  1989/02/28      11482.77                    11115.78
  1989/03/31      11479.90                    11089.22
  1989/04/30      11776.67                    11352.47
  1989/05/31      11990.27                    11588.27
  1989/06/30      12178.66                    11745.63
  1989/07/31      12295.96                    11905.49
  1989/08/31      12180.04                    11788.94
  1989/09/30      12140.16                    11753.81
  1989/10/31      12307.62                    11897.56
  1989/11/30      12453.11                    12105.76
  1989/12/31      12541.24                    12204.79
  1990/01/31      12471.97                    12147.06
  1990/02/28      12582.44                    12255.17
  1990/03/31      12584.50                    12258.84
  1990/04/30      12399.66                    12170.09
  1990/05/31      12709.20                    12435.76
  1990/06/30      12824.77                    12545.07
  1990/07/31      12992.25                    12729.49
  1990/08/31      12804.05                    12544.65
  1990/09/30      12868.75                    12551.80
  1990/10/31      13054.48                    12779.49
  1990/11/30      13334.61                    13036.49
  1990/12/31      13444.05                    13093.20
  1991/01/31      13618.92                    13268.91
  1991/02/28      13697.54                    13384.35
  1991/03/31      13727.56                    13389.17
  1991/04/30      13943.11                    13567.24
  1991/05/31      14109.40                    13687.86
  1991/06/30      14039.24                    13674.31
  1991/07/31      14248.79                    13840.86
  1991/08/31      14444.44                    14023.14
  1991/09/30      14612.36                    14205.72
  1991/10/31      14738.59                    14333.57
  1991/11/30      14778.22                    14373.57
  1991/12/31      15123.61                    14682.02
  1992/01/31      15164.41                    14715.50
  1992/02/29      15172.57                    14720.21
  1992/03/31      15171.44                    14725.65
  1992/04/30      15330.50                    14856.71
  1992/05/31      15521.89                    15031.57
  1992/06/30      15772.22                    15283.80
  1992/07/31      16268.40                    15742.01
  1992/08/31      16098.88                    15588.53
  1992/09/30      16185.07                    15690.48
  1992/10/31      15936.30                    15536.24
  1992/11/30      16316.14                    15814.49
  1992/12/31      16501.95                    15975.96
  1993/01/31      16719.35                    16161.76
  1993/02/28      17374.90                    16746.33
  1993/03/31      17176.94                    16569.32
  1993/04/30      17344.20                    16736.51
  1993/05/31      17450.29                    16830.57
  1993/06/30      17745.75                    17111.47
  1993/07/31      17724.01                    17133.88
  1993/08/31      18168.79                    17490.61
  1993/09/30      18435.90                    17689.83
  1993/10/31      18445.14                    17723.97
  1993/11/30      18287.61                    17567.82
  1993/12/31      18676.93                    17938.68
  1994/01/31      18920.37                    18143.54
  1994/02/28      18460.96                    17673.62
  1994/03/31      17648.67                    16953.95
  1994/04/30      17740.55                    17097.72
  1994/05/31      17940.24                    17245.96
  1994/06/30      17910.67                    17140.59
  1994/07/31      18199.40                    17454.77
  1994/08/31      18261.62                    17515.17
  1994/09/30      18002.67                    17258.04
  1994/10/31      17692.87                    16951.54
  1994/11/30      17272.04                    16645.06
  1994/12/31      17736.42                    17011.41
  1995/01/31      18279.79                    17497.60
  1995/02/28      18832.81                    18006.43
  1995/03/31      19098.94                    18213.33
  1995/04/30      19155.68                    18234.82
  1995/05/31      19667.44                    18816.69
  1995/06/30      19475.13                    18652.98
  1995/07/31      19645.66                    18829.81
  1995/08/31      19853.39                    19068.58
  1995/09/30      20076.73                    19189.28
  1995/10/31      20322.35                    19468.29
  1995/11/30      20641.52                    19791.27
  1995/12/31      20828.96                    19981.47
  1996/01/31      21034.36                    20132.33
  1996/02/29      20881.41                    19996.43
  1996/03/31      20594.48                    19740.88
  1996/04/30      20501.02                    19685.01
  1996/05/31      20469.46                    19677.14
  1996/06/30      20673.57                    19891.42
  1996/07/31      20861.01                    20072.43
  1996/08/31      20868.90                    20067.62
  1996/09/30      21116.28                    20348.56
  1996/10/31      21346.29                    20578.71
  1996/11/30      21738.27                    20955.30
  1996/12/31      21665.46                    20867.28
  1997/01/31      21694.29                    20906.72
  1997/02/28      21879.00                    21098.65
  1997/03/31      21593.28                    20817.40
  1997/04/30      21743.06                    20991.64
  1997/05/31      22021.98                    21307.36
  1997/06/30      22235.07                    21534.28
  1997/07/31      22853.09                    22130.78
  1997/08/31      22623.55                    21923.41
  1997/09/30      22881.01                    22183.65
  1997/10/31      22992.47                    22326.29
  1997/11/30      23101.38                    22457.57
  1997/12/31      23472.11                    22785.22
IMATRL PRASUN   SHR__CHT 19971231 19980123 080459 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $23,472 - a 134.72% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,785 - a 127.85% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993

DIVIDEND RETURNS               4.99%   5.01%   6.52%    5.73%     6.68%

CAPITAL APPRECIATION RETURNS   3.35%   -.99%   10.92%   -10.77%    6.50%

TOTAL RETURNS                  8.34%   4.02%   17.44%   -5.04%    13.18%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.18(CENTS)   24.93(CENTS)   50.07(CENTS)

ANNUALIZED DIVIDEND RATE                 4.57%         4.63%          4.74%

30-DAY ANNUALIZED YIELD                  4.24%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.82%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.78 over the past one month, $10.69 over the past six months and $10.56 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1997 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing integral
roles, municipal bonds managed to
perform well for the 12 months that
ended December 31, 1997. The
Lehman Brothers Municipal Bond
Index - a measure of the
municipal bond market - returned
9.19% in this period, while its
taxable counterpart - the Lehman
Brothers Aggregate Bond Index -
returned 9.65%. Through much of
the first half of 1997, the
supply/demand situation was
favorable as low supply and high
demand translated into rising muni
bond prices. The second half,
however, saw a large amount of
new issuance and while demand
remained healthy, it took time for
investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. Another notable
hiccup came in March, when the
Federal Reserve Board raised a key
short-term interest rate to try to stave off inflation. Although investors anticipated this move, the market nevertheless reacted negatively.
From April through
mid-September, encouraging
economic data, coupled with the
Fed's reluctance to raise rates
further, tempered concerns. In
September and October, high
supply and low demand resulted in
subpar performance for muni
bonds, but Asian volatility toward
the end of the period changed
momentum. Currency devaluations
in that region meant prices of
Asian goods would become
cheaper and that inflation was
less likely.
An interview with Jonathan Short, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
N.L. For the 12-month period that ended December 31, 1997, the fund had a total return of 8.34%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 8.79% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index - which is a broad measure of performance of the state's municipal bond market - returned 8.76% for the same one-year period.
Q. INTEREST RATES FELL DRAMATICALLY DURING THE FINAL SIX MONTHS OF 1997. DID YOUR INVESTMENT STRATEGY CHANGE AS A RESULT?
N.L. I didn't change strategies based on falling interest rates. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Pennsylvania municipal market as a whole, as reflected by the Lehman Brothers Pennsylvania Municipal Bond Index. That said, the fund's duration fell from about 7.1 years at the beginning of the period to about 6.6 years at the end. The fund's duration fell along with the market, a common occurrence in a falling interest-rate environment. As a rule, though, I don't lengthen or shorten duration based on where I think interest rates are headed because I don't believe that anyone can accurately pinpoint the direction of rates with any consistency over an extended period of time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD? N.L. Non-callable bonds - which can't be redeemed by their issuers before maturity - performed well throughout the entire year, coming on particularly strong in the final six months of 1997. When rates fall, as they did in the final half of the year, municipal bond issuers often refinance their older, more expensive debt at lower interest rates, much in the same way that homeowners do with their mortgages. When a bond is refinanced, or called, a bond holder often is forced to reinvest the proceeds in bonds offering lower current interest rates. In part because interest rates were on the decline, investors sought out non-callable bonds, creating increased demand for them and, as a result, helping them to outpace callable bonds.
Q. WHAT WERE SOME OF THE OTHER WINNERS DURING THE PERIOD?
N.L. Bonds with credit ratings of Baa - as judged by Moody's Investors Service - also performed well during the year. Like non-callable bonds, there was strong demand for Baa-rated bonds - which are the lowest-rated of bonds that Moody's deems "investment-grade." There was strong demand for these bonds because they offered more yield than higher-rated bonds in a period when yields were falling dramatically.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG THE VARIOUS SECTORS IN THE MUNICIPAL MARKET?
N.L. One area where there were changes was in the health care sector. I sold some Baa-rated hospital bonds to lock in their strong 1997 performance. General obligation bonds (GOs) remained the fund's largest sector concentration at 35.4% of investments. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer, and is repaid with general revenue such as taxes. Thanks in part to Pennsylvania's continued economic improvement, revenue collections were relatively strong across much of the state throughout the period, keeping GOs attractive throughout the year.
Q. WHAT'S YOUR OUTLOOK?
N.L. As far as the municipal market goes, there are some factors related to municipal bond supply and demand that I view as positive. Specifically, I expect the supply of municipals to remain relatively stable going into 1998. And, if history is any guide, demand for municipals could increase in the first part of the year. If that's the case, municipals could benefit from a supply and demand imbalance. Furthermore, municipals presently are priced cheaply relative to U.S. Treasuries, suggesting that municipals could outpace Treasuries in the months to come.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON HIS INVESTMENT
STYLE:
"My strategy is the same as the
previous manager of the fund. I
focus on adding value through
individual security selection,
rather than trying to predict where
interest rates are headed. As a
result, I will continue to match the
fund's duration - which measures
how sensitive its share price is to
changes in interest rates - with
that of the intermediate municipal
market, as tracked by the Lehman
Brothers Michigan Municipal
Bond Index. By keeping the fund's
duration `neutral' to the market,
its performance won't be
compromised  because I made an
incorrect judgment about the
direction of interest rates.
"Bonds can become cheap if they
fall out of investors' favor as a
result of their credit quality,
maturity or other factor. In
choosing individual securities, I
look for bonds that I think are
priced cheap relative to what I
believe to be their fair value, with
the intention of holding them until
I believe they've reached full
value."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of December 31,
1997, more than $457 million
MANAGER: Norm Lind, since
January 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF DECEMBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   35.4           35.0

WATER & SEWER        14.9           13.3

HEALTH CARE          11.6           10.1

EDUCATION            11.1           9.7

HOUSING              5.5            5.2

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
               6 MONTHS AGO

YEARS   12.2   12.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1997
              6 MONTHS AGO

YEARS   6.6   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997
3
AAA 60.2%
AA, A 28.1%
BAA 7.7%
NON-RATED 1.0%
SHORT-TERM
INVESTMENTS 3.0%
AAA 61.0%
AA, A 28.0%
BAA 9.2%
NON-RATED 1.0%
SHORT-TERM
INVESTMENTS 0.8%
ROW: 1, COL: 1, VALUE: 59.0
ROW: 1, COL: 2, VALUE: 28.1
ROW: 1, COL: 3, VALUE: 7.7
ROW: 1, COL: 4, VALUE: 1.7
ROW: 1, COL: 5, VALUE: 3.5
ROW: 1, COL: 1, VALUE: 60.0
ROW: 1, COL: 2, VALUE: 27.0
ROW: 1, COL: 3, VALUE: 9.199999999999999
ROW: 1, COL: 4, VALUE: 2.0
ROW: 1, COL: 5, VALUE: 1.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS DECEMBER 31, 1997
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 97.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 96.6%
Abington School Dist.
5.125% 5/15/26 (FGIC Insured)  Aaa $ 4,000,000 $ 3,985,000
Allegheny County Arpt. Rev. Rfdg.
(Pittsburgh Int'l. Arpt.) Series A, 5.75%
1/1/14 (MBIA Insured)  Aaa  3,000,000  3,225,000
Allegheny County Gen. Oblig. (Cap. Appreciation)
Series 18, 0% 4/1/11 (MBIA Insured)  Aaa  2,560,000  1,347,200
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10
(AMBAC Insured)  Aaa  400,000  467,000
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(Univ. of Pittsburgh Medical Ctr.) Series A,
5.55% 4/1/12 (MBIA Insured)  Aaa  2,845,000  3,008,588
Allegheny County Ind. Dev. Auth. Rev.
(YMCA Pittsburgh Proj.) Series 1990,
8.75% 03/1/10  -  2,435,000  2,687,631
Allegheny County Residential Fin. Auth. Mtg.
Single Family Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.)  Aaa  185,000  190,718
  Series 1990, 7.95% 6/1/23 (GNMA Coll.) (c)  Aaa  1,280,000
1,350,400
Allegheny County Sanitation Auth. Swr. Rev.
0% 12/1/12 (FGIC Insured)
(Escrowed to Maturity) (d)  Aaa  2,260,000  1,084,800
Bethlehem Area School Dist. 5.80% 3/1/11
(MBIA Insured) (Pre-Refunded to
3/1/06 @ 100) (d)  Aaa  1,545,000  1,685,981
Bethlehem Wtr. Auth. Rev. Rfdg.
4.875% 11/12/14 (MBIA Insured)  Aaa  3,700,000  3,612,125
Central Bucks School Dist. 5.25% 5/15/05  Aa3  1,215,000  1,280,306
Chester County Health & Ed'l. Facs Auth Health
Sys. Rev. (Jefferson Health Sys.) Series B,
5% 5/15/08 (AMBAC Insured)  Aaa  600,000  622,500
Delaware County Auth. Hosp. Rev.
(Crozer-Chester Med. Ctr.):
  6% 12/15/09  Baa1  1,000,000  1,055,000
  6% 12/15/20  Baa1  2,700,000  2,797,875
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01  Aa  2,200,000  2,296,250
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Fac.) Series A,
6.10% 7/1/13  Baa1  1,300,000  1,392,625
Harrisburg Auth. Rev. (Pooled Bond Program)
Series I, 5.625% 4/1/15 (MBIA Insured)  Aaa  3,000,000  3,138,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Meadville Gen. Oblig. Rfdg. Series B,
6% 10/1/05 (AMBAC Insured)  Aaa $ 3,210,000 $ 3,559,088
Montgomery County Higher Ed. & Health Auth
Rev. (Holy Redeemer Health) Series A:
  5.50% 10/1/05 (AMBAC Insured)  Aaa  2,240,000  2,396,800
  5.50% 10/1/08 (AMBAC Insured)  Aaa  1,000,000  1,073,750
Northumberland County Auth. Commonwealth
Lease Rev. (Correctional Facs.)
(Cap. Appreciation) 0% 10/15/10
(MBIA Insured) (Escrowed to Maturity) (d) Aaa 1,000,000 542,500 Pennsbury School Dist. Rfdg.:
 6% 8/15/05 (FGIC Insured)  Aaa  1,605,000  1,789,575
 6.80% 8/15/14 (FGIC Insured) (Pre-Refunded to
 8/15/04 @ 100) (d)  Aaa  1,025,000  1,171,063
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
  6.60% 9/1/09 (MBIA Insured)  Aaa  9,150,000  10,293,750
  6.70% 9/1/14 (MBIA Insured)  Aaa  3,965,000  4,534,969
  6.75% 9/1/19 (MBIA Insured)  Aaa  2,670,000  3,043,800
Pennsylvania Gen. Oblig.:
 Series 1:
  Rfdg. 5.30% 5/1/04  Aa3  2,500,000  2,637,500
  Rfdg. 5% 4/15/13  Aa3  5,665,000  5,679,162
  6% 9/15/01  Aa3  1,100,000  1,172,875
  6.125% 9/15/03  Aa3  2,000,000  2,165,000
 Series 2:
  (Cap Appreciation) 0% 7/1/07
  (AMBAC Insured)  Aaa  1,770,000  1,148,288
  5.50% 7/1/01  Aa3  4,135,000  4,326,244
  5.60% 7/1/02  Aa3  1,000,000  1,058,750
  5% 10/15/09  Aa3  4,000,000  4,120,000
  6.25% 7/1/10  Aa3  2,000,000  2,305,000
  6.25% 7/1/11  Aa3  1,200,000  1,387,500
 Series 3, 6.10% 11/15/04 (FGIC Insured) (f)  Aaa  1,000,000
1,107,500
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  6.173% 3/1/22 (AMBAC Insured) (c)  Aaa  4,000,000  4,180,000
  6.854% 9/1/26 (AMBAC Insured) (c)  Aaa  2,000,000  2,127,500
Pennsylvania Higher Edl. Facs. Auth.:
 College & Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05  AA-  1,000,000  1,118,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Edl. Facs. Auth.: - continued
 College & Univ. Rev. Rfdg.:
  (Univ. of Pennsylvania):
   Series A:
    7% 9/1/01  Aa2 $ 2,000,000 $ 2,202,500
    6.50% 9/1/02  Aa2  2,750,000  3,031,875
    6.50% 9/1/04  Aa2  2,650,000  2,991,188
    5.35% 1/1/08  Aa3  4,000,000  4,240,000
    5.90% 9/1/15  Aa2  1,200,000  1,273,500
   Series B:
    6.50% 9/1/02  Aa2  1,950,000  2,140,125
    6.50% 9/1/04  Aa2  2,100,000  2,370,375
    7% 9/1/05  Aa2  2,000,000  2,347,500
Pennsylvania Hsg. Fin. Agcy.:
 Single Family Mtg.:
  6.10% 10/1/13 (c)  Aa  5,000,000  5,218,750
  Series 51, 5.65% 4/1/20 (c)  Aa  2,875,000  2,961,250
  Series 52-B, 5.55% 10/1/12 (c)  Aa  1,580,000  1,641,225
  Series 53-A, 5.40% 10/1/27 (c)  Aa  1,000,000  1,033,750
  Rfdg. Series 54A, 5.375% 10/1/28 (c)  Aa  1,965,000  2,031,319
Pennsylvania Ind. Dev. Auth. Rev. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured)  Aaa  1,000,000  1,180,000
 7% 1/1/07 (AMBAC Insured)  Aaa  1,500,000  1,777,500
 7% 7/1/07 (AMBAC Insured)  Aaa  2,650,000  3,163,437
 5.80% 1/1/08 (AMBAC Insured)  Aaa  2,000,000  2,205,000
 5.80% 7/1/09 (AMBAC Insured)  Aaa  1,295,000  1,430,975
Pennsylvania Intergovernmental Coop Auth. Spl.
Tax Rev. Rfdg.:
  Series A, 5% 6/15/13  A  1,750,000  1,728,125
  6.75% 6/15/21 (FGIC Insured)
  (Pre-Refunded to 6/15/05 @ 100) (d)  Aaa  2,190,000  2,521,238
Pennsylvania Turnpike Commission Rev.:
 Rfdg. Series P, 5.70% 12/1/05  A1  1,460,000  1,556,725
 Series L, 6.25% 6/1/11 (AMBAC Insured)  Aaa  3,000,000  3,232,500
Philadelphia Arpt. Rev. Rfdg. (Philadelphia
Arpt. Sys.) Series A, 6% 6/15/08
(FGIC Insured) (e)  Aaa  3,000,000  3,311,250
Philadelphia Gen. Oblig.:
 Rfdg. Series A, 5.125% 5/15/03
 (FGIC Insured)  Aaa  8,000,000  8,350,000
 6.25% 5/15/10 (MBIA Insured)  Aaa  3,200,000  3,596,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Gas Wks. Rev. Rfdg. Fourteenth
Series A, 6.375% 7/1/26  Baa1 $ 5,905,000 $ 6,259,300
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.:
 (Jefferson Health Sys.) Series A:
  5.50% 5/15/08  AA-  1,000,000  1,068,750
  5% 5/15/09  AA-  1,500,000  1,520,625
 Rfdg.:
   6.05% 7/1/04  Baa2  2,500,000  2,659,375
   6.15% 7/1/05  Baa2  2,100,000  2,249,625
   6.25% 7/1/06  Baa2  2,600,000  2,804,750
Philadelphia Muni. Auth. Rev. (Cap. Appreciation)
0% 3/15/11 (FSA Insured)  Aaa  1,000,000  521,250
Philadelphia Redev. Auth. Hsg. Rev. Sub-Series 3,
8.125% 8/1/26 (GNMA Coll.)  Aaa  45,000  46,797
Philadelphia Wtr & Swr. Rev. (Cap. Appreciation)
Fourteenth Series, 0% 10/1/08 (MBIA Insured)  Aaa  5,300,000
3,213,125
Philadelphia Wtr. & Wastewtr. Rev.:
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,085,000  2,371,687
 6.75% 8/1/05 (MBIA Insured)  Aaa  3,110,000  3,580,387
 5.75% 6/15/13 (MBIA Insured)  Aaa  8,400,000  8,862,000
 5.50% 6/15/15 (FSA Insured)  Aaa  3,000,000  3,078,750
Pittsburgh Gen. Oblig. Rfdg. Series A,
5.50% 9/1/14 (AMBAC Insured)  Aaa  5,310,000  5,761,350
Pittsburgh School Dist. (Cap. Appreciation):
 Series B, 0% 8/1/08 (AMBAC Insured)  Aaa  2,000,000  1,237,500
 Series C, 0% 8/1/07 (AMBAC Insured)  Aaa  2,610,000  1,696,500
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A:
  (Cap. Appreciation) 0% 9/1/04
  (FGIC Insured) (Escrowed to Maturity) (d) Aaa 5,000,000 3,718,750 6.50% 9/1/13 (FGIC Insured) Aaa 10,000,000 11,862,500
  4.75% 9/1/16 (FGIC Insured)  Aaa  3,000,000  2,872,500
Southeastern Pennsylvania Trans. Auth. Spl. Rev.
Series A:
  6.50% 3/1/03 (FGIC Insured)  Aaa  2,520,000  2,775,150
  6.50% 3/1/04 (FGIC Insured)  Aaa  1,485,000  1,657,631
 5.35% 3/1/09 (FGIC Insured)  Aaa  4,000,000  4,235,000
Wilkins Area Ind. Dev. Auth. Rev. Rfdg. (Fairview
Extended Care) Series B, 4.55% 7/14/02
(MBIA Insured)  Aaa  1,500,000  1,500,000
Wilson Area School Dist. Rfdg. (Cap. Appreciation):
 0% 5/15/09 (AMBAC Insured)  Aaa  3,275,000  1,911,781
 0% 5/15/10 (AMBAC Insured)  Aaa  3,280,000  1,816,300
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Wyoming Ind. Dev. Auth. Poll. Cont. Rev. Rfdg.
(Procter & Gamble Paper Proj.) 5.55% 5/1/10  Aa2 $ 5,000,000 $
5,375,000
York County Solid Waste & Refuse Auth.
Rev. 5.25% 12/1/05 (FGIC Insured)  Aaa  5,000,000  5,287,500
  255,647,103
PUERTO RICO - 0.4%
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Rfdg. 7.875% 10/1/04  Baa  1,000,000  1,076,250
TOTAL MUNICIPAL BONDS
(Cost $242,055,769)  256,723,353
MUNICIPAL NOTES (B) - 3.0%
PENNSYLVANIA - 3.0%
Allegheny County Higher Ed. Bldg. Auth. (Robert
Morris College) 4.25%, LOC
PNC Bank, NA, VRDN  -  1,000,000  1,000,000
Pennsylvania State Higher Ed. Facs. Auth.
(Waynesburg College) Series 1997 A-8,
4.25%, LOC PNC Bank, NA, VRDN  VMIG 1  4,100,000  4,100,000
Philadelphia Hosp. Rev. (Childrens Hosp. Proj.)
Series 1996A, 4.85% (Liquidity Facility
Morgan Guaranty Trust Co., NY) VRDN VMIG 1 900,000 900,000 Schuylkill County Ind. Dev. Auth. Resource
Recovery Rev. (Northeastern Power Co., Proj)
Series 1997B, 5.20%, LOC Credit
Local de France, VRDN (c)  A-1+  300,000  300,000
York City Gen. Auth. Pooled Fin. Rev.
Series 1996, 4.20%, LOC
First Union Nat'l. Bank, VRDN  A-1  1,600,000  1,600,000
TOTAL MUNICIPAL NOTES
(Cost $7,900,000)   7,900,000
TOTAL INVESTMENTS - 100%
(Cost $249,955,769)  $ 264,623,353
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
50 Municipal Bond Contracts   Mar. 1998 $ 6,156,250 $ (4,991)
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.3%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $271,338.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.7% AAA, AA, A 87.8%
Baa 7.7% BBB  7.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  35.4%
Water and Sewer   14.9
Health Care  11.6
Education  11.1
Housing  5.5
Others (individually less than 5%)   21.5
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997 the aggregate cost of investment securities for income tax purposes was $249,955,769. Net unrealized appreciation aggregated $14,667,584, all of which is related to appreciated investment securities.
The fund hereby designates approximately $172,000 as a capital gain dividend for the purpose of the dividend paid deduction.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $249,955,769) -                   $ 264,623,353
SEE ACCOMPANYING SCHEDULE

CASH                                                                        69,512

INTEREST RECEIVABLE                                                         3,650,207

 TOTAL ASSETS                                                               268,343,072

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED ON A                       $ 3,132,690
DELAYED DELIVERY BASIS

DISTRIBUTIONS PAYABLE                                         367,453

ACCRUED MANAGEMENT FEE                                        122,890

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS              23,438

OTHER PAYABLES AND ACCRUED EXPENSES                           3,557

 TOTAL LIABILITIES                                                          3,650,028

NET ASSETS                                                                 $ 264,693,044

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 250,256,285

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                       (225,834)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   14,662,593

NET ASSETS, FOR 24,479,818 SHARES OUTSTANDING                              $ 264,693,044

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $10.81
SHARE ($264,693,044 (DIVIDED BY) 24,479,818 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                           $ 13,904,887

EXPENSES

MANAGEMENT FEE                                             $ 1,444,292

NON-INTERESTED TRUSTEES' COMPENSATION                       1,747

 TOTAL EXPENSES BEFORE REDUCTIONS                           1,446,039

 EXPENSE REDUCTIONS                                         (347)          1,445,692

NET INTEREST INCOME                                                        12,459,195

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      3,475,854

 FUTURES CONTRACTS                                          (1,229,518)    2,246,336

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      6,508,573

 FUTURES CONTRACTS                                          (20,435)       6,488,138

NET GAIN (LOSS)                                                            8,734,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 21,193,669
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 12,459,195    $ 13,767,988
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 2,246,336       2,378,566

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     6,488,138       (5,809,290)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          21,193,669      10,337,264
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (12,459,195)    (13,767,988)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (730,281)       (1,824,023)

 TOTAL DISTRIBUTIONS                                      (13,189,476)    (15,592,011)

SHARE TRANSACTIONS                                        20,868,787      21,774,414
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            9,945,954       11,734,811

 COST OF SHARES REDEEMED                                  (45,110,114)    (45,710,814)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (14,295,373)    (12,201,589)
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                          7,194           8,045

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,283,986)     (17,448,291)

NET ASSETS

 BEGINNING OF PERIOD                                      270,977,030     288,425,321

 END OF PERIOD                                           $ 264,693,044   $ 270,977,030

OTHER INFORMATION
SHARES

 SOLD                                                     1,976,440       2,081,780

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  939,747         1,121,799

 REDEEMED                                                 (4,279,810)     (4,380,499)

 NET INCREASE (DECREASE)                                  (1,363,623)     (1,176,920)


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 10.490    $ 10.670    $ 9.620     $ 11.130    $ 10.590
BEGINNING OF PERIOD

INCOME FROM INVESTMENT              .501        .520        .590        .652        .679
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED        .350        (.109)      1.049       (1.201)     .679
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .851        .411        1.639       (.549)      1.358
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.501)      (.520)      (.590)      (.652)      (.679)

 FROM NET REALIZED GAIN             (.030)      (.071)      -           (.310)      (.140)

 TOTAL DISTRIBUTIONS                (.531)      (.591)      (.590)      (.962)      (.819)

REDEMPTION FEES ADDED TO PAID       .000        .000        .001        .001        .001
IN CAPITAL

NET ASSET VALUE, END OF PERIOD     $ 10.810    $ 10.490    $ 10.670    $ 9.620     $ 11.130

TOTAL RETURN A                      8.34%       4.02%       17.44%      (5.04)%     13.18%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 264,693   $ 270,977   $ 288,425   $ 241,729   $ 306,246
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .55%        .55%        .55%        .55%        .55%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        .55%        .53%        .55%        .55%        .55%
NET ASSETS AFTER EXPENSE                       B
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     4.74%       4.98%       5.73%       6.33%       6.13%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             26%         53%         49%         26%         38%


A TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an
average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

SPARTAN PA MUNI MONEY MARKET                     3.36%    15.87%   47.70%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE          3.14%    14.58%   43.18%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 435 mutual funds. (The periods covered by
IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997                  PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

SPARTAN PA MUNI MONEY MARKET                     3.36%    2.99%    3.98%

ALL TAX-FREE MONEY MARKET FUNDS AVERAGE          3.14%    2.76%    3.65%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      12/29/97   9/29/97   6/30/97   3/31/97   12/30/96

SPARTAN PA                    3.64%   3.56%   3.68%   3.10%   3.54%
MUNI MONEY MARKET



ALL TAX-FREE                  3.38%   3.35%   3.48%   2.93%   3.32%
MONEY MARKET FUNDS AVERAGE



SPARTAN PENNSYLVANIA          5.85%   5.72%   5.92%   4.98%   5.69%
MUNICIPAL MONEY MARKET -
TAX-EQUIVALENT


Row: 1, Col: 1, Value: 3.64
Row: 1, Col: 2, Value: 3.38
Row: 2, Col: 1, Value: 3.56
Row: 2, Col: 2, Value: 3.35
Row: 3, Col: 1, Value: 3.68
Row: 3, Col: 2, Value: 3.48
Row: 4, Col: 1, Value: 3.1
Row: 4, Col: 2, Value: 2.93
Row: 5, Col: 1, Value: 3.54
Row: 5, Col: 2, Value: 3.32
5% -
4% -
3% -
2% -
1% -
0%
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However, a
straight comparison between the
two may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Diane McLaughlin, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund
Q. WHAT HAPPENED IN THE MARKET IN 1997?
N.L. Overall, economic growth was strong throughout the year, but unexpectedly, we didn't see much inflation. After 14 months of steady policy, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds target rate - from 5.25% to 5.50% in March. Real gross domestic product (GDP) - meaning GDP adjusted for inflation - for the first quarter of 1997 posted a 4.9% gain and May's payroll data revealed a 4.8% unemployment rate, the lowest level since 1973. As a result, many market observers felt the Fed would continue to raise rates. That sentiment changed, however, after Fed Chairman Alan Greenspan's semiannual Humphrey-Hawkins testimony before Congress in July. At that time, Greenspan said he felt business productivity improvements in recent years had reduced the risk of the inflationary pressures that had previously accompanied similar periods of low unemployment. Greenspan's comments calmed the market, but only until mid-summer, when second-quarter real GDP was revised to 3.3% from the originally reported 2.2% and fears of interest-rate increases resurfaced. The market believed that continued strength in the economy and tightening labor markets would create pricing pressures.
Q. WHAT HAPPENED AT THE END OF THE PERIOD?
N.L. Strong growth persisted. Third-quarter real GDP posted a healthy 3.1% gain and the year ended with unemployment at 4.7%. Market sentiment changed, however, as attention shifted to the financial crisis in Southeast Asia and its potential negative impact on U.S. export growth. The dollar continued to appreciate against currencies in that region, causing concern about imports from Asia becoming even less expensive, possibly intensifying competition and further suppressing inflation. Therefore, we ended the period at an unusual juncture - an environment of strong growth, low inflation and uncertainty created by the financial problems in Asia.
Q. WHAT WAS YOUR STRATEGY AS THIS UNFOLDED?
N.L. The fund's average maturity started the period at 55 days, longer than the average of its competitors. In anticipation of higher rates, however, the fund's average maturity was shortened significantly - to a low of 19 days - following the fed funds target rate hike in March. The fund did participate, however, in the one-year market during the summer when supply became more plentiful, resulting in more attractive yields. Despite purchases of these securities, though, the fund's average maturity remained shorter than its peers', ending the period at 35 days. For most of the year, my investment focus was on the short end of the money market yield curve, as increased supply of variable-rate demand notes made that part of the market more attractive.
Q. HOW DID THE FUND PERFORM?
N.L. The fund's seven-day yield on December 31, 1997, was 3.66%, compared to 3.56% 12 months ago. The latest yield was the equivalent of a 5.88% taxable yield for Pennsylvania investors in the 37.79% combined federal and state tax bracket. Through December 31, 1997, the fund's 12-month total return was 3.36%, compared to 3.14% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
N.L. Unemployment averaged 4.9% in 1997 - a rate that historically would have meant higher inflation caused by wage pressures. However, the 1997 producer price index (PPI) - a measure of wholesale prices - dropped 1.2%, representing the biggest one-year drop since 1986. Similarly, the consumer price index (CPI) finished the year up 1.8%, the slowest gain in that same 11-year time period. Little inflationary pressure, combined with the Asian situation, make a near-term rate hike unlikely. Given my outlook for steady Fed policy, I plan to maintain a neutral average maturity in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON HIS INVESTMENT
STYLE:
"My strategy is the same as the
previous manager of the fund. I
focus on adding value through
individual security selection,
rather than trying to predict where
interest rates are headed. As a
result, I will continue to match the
fund's duration - which measures
how sensitive its share price is to
changes in interest rates - with
that of the intermediate municipal
market, as tracked by the Lehman
Brothers Michigan Municipal
Bond Index. By keeping the fund's
duration `neutral' to the market,
its performance won't be
compromised  because I made an
incorrect judgment about the
direction of interest rates.
"Bonds can become cheap if they
fall out of investors' favor as a
result of their credit quality,
maturity or other factor. In
choosing individual securities, I
look for bonds that I think are
priced cheap relative to what I
believe to be their fair value, with
the intention of holding them until
I believe they've reached full
value."
FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12, 1985
SIZE: as of December 31,
1997, more than $457 million
MANAGER: Norm Lind, since
January 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND


INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            12/31/97           6/30/97            12/31/96

  0 - 30    80                 85                 67

 31 - 90    3                  7                  12

 91 - 180   10                 1                  3

181 - 397   7                  7                  18

WEIGHTED AVERAGE MATURITY
                                  12/31/97   6/30/97   12/31/96

SPARTAN PENNSYLVANIA MUNICIPAL    35 DAYS    31 DAYS   55 DAYS
MONEY MARKET FUND

ALL TAX-FREE MONEY MARKET         48 DAYS    44 DAYS   51 DAYS
FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF DECEMBER 31, 1997  AS OF JUNE 30, 1997
Row: 1, Col: 1, Value: 77.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 1, Value: 78.0
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 5.0
Variable rate demand
notes (VRDNs) 77%
Commercial paper
(including
CP mode) 14%
Municipal notes 3%
Other 6%

Variable rate demand
notes (VRDNs) 78%
Commercial paper
(including
CP mode) 13%
Municipal notes 4%
Other 5%
*SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS DECEMBER 30, 1997
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - 100.0%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Mem. Hosp.) Series 1992 A,
4.40%, LOC Mellon Bank, VRDN $ 8,465,000 $ 8,465,000
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 A,
4.25%, LOC PNC Bank, NA, VRDN (b)  3,120,000  3,120,000
Allegheny County Ind. Dev. Auth.:
 (Doren, Inc. Proj.) Series 1997C, 4.35%, LOC
 Nat'l. City Bank of Pennsylvania, VRDN (b) 2,325,000 2,325,000 (R.I. Lampus Co. Proj.) Series 1997A, 4.35%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b) 2,560,000 2,560,000 Berks County Ind. Dev. Auth. Mfg. Facs. Rev.:
 (The Bachman Co. Proj.) Series 1994, 4.11%,
 LOC CoreStates Bank, VRDN (b)  2,270,000  2,270,000
 (Double H Plastics Inc. Proj.) Series 1993, 4.11%,
 LOC CoreStates Bank, VRDN (b)  1,950,000  1,950,000
 (Grafika Commercial Printing Inc.) 4.11%,
 LOC CoreStates Bank NA, VRDN (b)  1,535,000  1,535,000
Berks County Ind. Dev. Auth. Rev.:
 Bonds (Citizens Utilities) Series 1996, 3.80%
 1/15/98, CP Mode (b)  4,200,000  4,200,000
 (Construction Fastener Proj.) Series 1996 B, 4.11%,
 LOC CoreStates Bank, VRDN (b)  1,030,000  1,030,000
 (RAM Industries, Inc.) Series 1996, 4.11%,
 LOC CoreStates Bank, VRDN (b)  3,430,000  3,430,000
Bucks County Ind. Dev. Auth. Rev. (Associates Proj.)
Series 1993, 4.11%, LOC CoreStates Bank, VRDN (b)  2,175,000
2,175,000
Butler County Ind. Dev. Auth. (Armco Proj.) Series 1996 A,
4.25%, LOC Chase Manhattan, VRDN (b)  1,400,000  1,400,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.):
 Series 1990A, 3.85% 4/6/98, LOC Nat'l. Westminster
 Bank, PLC, CP mode (b)  2,800,000  2,800,000
 Series 1990B, 3.75% 4/7/98, LOC Nat'l. Westminster
 Bank, PLC, CP mode (b)  2,200,000  2,200,000
 Series 1991A, 3.70% 4/8/98, LOC Nat'l. Westminster
 Bank, PLC, CP mode (b)  4,000,000  4,000,000
 Series 1991A, 3.75% 1/28/98, LOC Nat'l Westminster
 Bank,PLC, CP mode (b)  1,620,000  1,620,000
 Series 1991A, 3.80% 4/7/98, LOC Nat'l. Westminster
 Bank, PLC, CP mode (b)  2,000,000  2,000,000
Cumberland County Ind. Dev. Auth. (Lane Enterprises, Inc.
Proj.) 4.11%, LOC CoreStates Bank, VRDN (b)  2,400,000  2,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Dauphin County School Dist. Rev. 3.90% (AMBAC Insured)
(BPA Bank of Nova Scotia, Commerzbank, AG) VRDN $ 5,400,000 $
5,400,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.)
Series 1996, 4.22%, LOC Kriedietbank, VRDN  4,900,000  4,900,000
Doylestown Hosp. Auth. Rev. Bonds (Doylestown Hosp.)
Participating VRDN, Series BT-63, 4.19% (AMBAC Insured)
(Liquidity Facility ADP) (c)  10,098,000  10,098,000
Emmaus Gen. Auth. Rev. Local Govt. Rev. Poole Prog.
(Saucon Valley) Series D-12, 3.80%,
LOC Canadian Imperial Bank, VRDN  2,000,000  2,000,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 4.30%, LOC SunTrust Bank, VRDN (b)  1,000,000  1,000,000
Langhorne-St. Mary's Hosp. Auth. (Franciscan Health Sys.)
Series 1985C, 5%, LOC Toronto-Dominion Bank, VRDN  1,000,000
1,000,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Coop., Inc. Proj.):
  Series 1984A, 3.65%, LOC Rabobank Nederland, VRDN  500,000  500,000
  Series 1984B, 3.65%, LOC Rabobank Nederland, VRDN 900,000 900,000 Lycoming County Ind. Dev. Auth. (Coastal Aluminum Rolling
Mills) Series 1995, 4.11%, LOC CoreStates Bank, VRDN (b)  1,740,000
1,740,000
Montgomery County Ind. Dev. Auth.
(H.P. Cadwallader Inc. Proj.) Series 1995,
4.11%, LOC CoreStates Bank, VRDN (b)  1,030,000  1,030,000
Montgomery County Ind. Dev. Auth. Rev.:
 (Limited Partnership Proj.) Series 1992, 4.11%,
 LOC CoreStates Bank, VRDN (b)  1,705,000  1,705,000
 (Sirius Dev. Assoc. Proj.) 4.25%, LOC PNC Bank, NA,
 VRDN (b)  1,600,000  1,600,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN,
Series SG-30, 3.80% (Liquidity Facility Societe
Generale, France) (c)  10,000,000  10,000,000
Northampton County Ind. Dev. Auth. Rev.:
 (Bedford Park Proj.):
  Series 1996 A, 4.30%, LOC Harris Trust, VRDN (b)  1,935,000
1,935,000
  Series 1996 B, 4.30%, LOC Harris Trust, VRDN (b)  950,000  950,000
 (Binney & Smith, Inc. Proj.) Series 1997 A, 4.11%,
 LOC First Nat'l. Bank of Chicago, VRDN (b) 2,350,000 2,350,000 Bonds (Citizens Utilities Co. Proj.) Series 1991, 3.90%
 2/10/98, CP mode (b)  1,100,000  1,100,000
 (Victoria Vogue Proj.) 4.11%, LOC CoreStates Bank,
 VRDN (b)  2,615,000  2,615,000
Northampton Ind. Dev. Auth. (Ultra-Poly Corp.,
Portland Ind. Park Proj.) 3.95%,
LOC PNC Bank, NA, VRDN (b)  2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Northumberland County Ind. Dev. Auth Rev.
(Foster Wheeler Carmel Proj.):
  Series 1987 A, 3.90%, LOC Union Bank of
  Switzerland, VRDN (b) $ 19,785,000 $ 19,785,000
  Series 1987 B, 3.90%, LOC Union Bank of
  Switzerland, VRDN (b)  2,340,000  2,340,000
Pennsylvania Econ. Dev. Fin. Auth. Econ. Rev.:
 Series 1996 A-1, 4.25%, LOC PNC Bank, NA, VRDN (b)  625,000  625,000
 Series 1996 A-2, 4.25%, LOC PNC Bank, NA, VRDN (b)  2,100,000
2,100,000
 Series 1996 A-3, 4.25%, LOC PNC Bank, NA, VRDN (b)  1,000,000
1,000,000
 Series 1996 A-7, 4.25%, LOC PNC Bank, NA, VRDN (b)  750,000  750,000
 Series 1996 A-8, 4.25%, LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 (ASK Foods, Inc.) Series A-1, 4.40%, LOC PNC Bank,
 NA, VRDN (b)  385,000  385,000
 (Dodge-Regupol, Inc. Proj.) Series D-4, 4.40%,
 LOC PNC Bank, NA, VRDN (b)  1,400,000  1,400,000
 (Esschem, Inc.) Series 1991 D-10, 4.25%, LOC
 PNC Bank, NA, VRDN (b)  600,000  600,000
 (Henry Molded Prod. Inc.) Series 1992 A4, 4.25%,
 LOC PNC Bank, NA, VRDN (b)  700,000  700,000
 (McDowell Manufacturing Co. Proj.) Series 1996 F-4,
 4.25%, LOC PNC Bank, NA, VRDN (b)  1,000,000  1,000,000
 (Nat'l. Gypsum Co. Shippingport Proj.) Series 1997B,
 3.85%, LOC NationsBank, NA, VRDN (b)  2,300,000  2,300,000
 (Payne Printery Proj.) Series 1989 B-8, 4.25%,
 LOC PNC Bank, NA, VRDN (b)  250,000  250,000
 (Pappafava Proj. ) Series 1989 D7, 4.25%,
 LOC PNC Bank, NA, VRDN (b)  175,000  175,000
 (Port Erie Plastics Proj.) Series 1989 D9, 4.40%,
 LOC PNC Bank, NA, VRDN (b)  600,000  600,000
 (Respironics Inc. Proj.) 4.25%, LOC PNC Bank, NA, VRDN (b)  700,000
700,000
 (Sun Star, Inc. Proj.) Series 1994 A-5, 4.40%,
 LOC PNC Bank, NA, VRDN (b)  900,000  900,000
 (Suntory Wtr. Group Proj.) Series 1992 D, 4.25%,
 LOC Wachovia Bank, NA, VRDN (b)  4,900,000  4,900,000
 (The Babcock & Wilcox Co. Proj.) Series 1989 A-2,
 4.25%, LOC PNC Bank, NA, VRDN (b)  4,825,000  4,825,000
Pennsylvania Energy Dev. Auth. Energy Dev. Rev.
(Piney Creek Proj.) Series 1986, 3.75%,
LOC Swiss Bank Corp., VRDN (b)  1,900,000  1,900,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan
Rev. 3.75%, LOC Student Loan Marketing Association,
VRDN (b)  1,900,000  1,900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Higher Ed. Assistance Agcy. Student Loan
Rev., Series 1994 A, 3.75%, LOC Student Loan
Marketing Assoc., VRDN (b) $ 1,500,000 $ 1,500,000
Pennsylvania Higher Ed. Facs. Auth. (Council of Independent
Colleges & Univ. Fin. Programs) Series 1997-B4, 4.50%
tender 11/1/98, LOC PNC Bank, NA  2,500,000  2,512,586
Pennsylvania Higher Edl. Assistance Agency Student Loan
Rev. Series 1997 A, 3.85%, LOC Student Loan Marketing
Assoc., VRDN (b)  4,300,000  4,300,000
Pennsylvania Gen. Oblig. Series A, 6.80% 5/15/98  1,000,000  1,010,428
Philadelphia Arpt. Rev. 5% 6/15/98 (FGIC Insured)  3,265,000
3,280,718
Philadelphia Arpt. Rev. Participating VRDN, Series 1997,
3.90% (MBIA Insured) (Liquidity Facility Bank of New
York, NA) (b)(c)  2,200,000  2,200,000
Philadelphia Gas Works Rev. Series B, 3.80% 3/9/98,
LOC Canadian Imperial Bank, CP  3,000,000  3,000,000
Philadelphia Gen. Oblig. TRAN Series A 1997-98,
4.50% 6/30/98  5,700,000  5,713,511
Philadelphia Hosp. Rev. (Children's Hosp. Proj.)
Series 1996 A, 4.85% (Liquidity Facility Morgan
Guaranty Trust Co., NY) VRDN  500,000  500,000
Philadelphia School Dist. Participating VRDN, Series 1997 W,
3.90% (Liquidity Facility CoreStates Bank) (c) 2,300,000 2,300,000 Philadelphia Wtr. & Wastewtr. Rev.:
 Bonds Series 1997A, 3.82% tender 8/5/98
 (AMBAC Insured) (BPA Commerzbank, AG) 8,000,000 8,000,000 Participating VRDN Series 1997Q, 4.30%
 (Liquidity Facility Caisse des Depots et Consigns) (c)  3,250,000
3,250,000
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN,
Series BTP-181, 4.30% (Liquidity Facility
Bankers Trust Co.) (c)  4,935,000  4,935,000
Schuylkill County Ind. Dev. Auth. Rev.:
 (Craftex Mills Inc. Proj.) Series 1996, 4.11%, LOC
 CoreStates Bank, NA, VRDN (b)  3,900,000  3,900,000
 (Interlock Realty Co.) 4.35%, LOC Star Bank, VRDN (b) 50,000 50,000 (Metal Sales Mfg. Corp.) 4.25%, LOC Star Bank, VRDN (b) 1,200,000
1,200,000
 (Prime Packaging Inc. Proj.) Series 1995, 4.11%,
 LOC CoreStates Bank, VRDN (b)  1,935,000  1,935,000
 Resource Recovery Rev. (Northeastern Pwr. Co. Proj.):
  Series 1997A, 5.10%, LOC Credit Local de France,
  VRDN  1,000,000  1,000,000
  Series 1997B, 5.20%, LOC Credit Local de France,
  VRDN  1,100,000  1,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Southeastern Pennsylvania Trans. Auth. Spl. Rev.
Participating VRDN Series 1997 PA-314, 4.25%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c) $ 2,695,000 $
2,695,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) CP mode:
  Series 1990A, 3.70% 4/9/98, LOC Nat'l. Westminster
  Bank, PLC (b)  4,400,000  4,400,000
  Series 1990A, 3.80% 4/9/98, LOC Nat'l. Westminster
  Bank, PLC (b)  2,200,000  2,200,000
  Series 1990B, 3.80% 4/9/98, LOC Nat'l. Westminster
  Bank, PLC (b)  1,400,000  1,400,000
  Series 1990B, 3.85% 3/31/98, LOC Nat'l. Westminster
  Bank, PLC (b)  2,000,000  2,000,000
Westmoreland County Ind. Dev. Auth. Rev. (Nat'l. Waste &
Energy Corp.) Series 1993, 4.05%, LOC Fleet Bank,
NA, VRDN (b)  11,500,000  11,500,000
TOTAL INVESTMENTS - 100%  $ 228,220,243
Total Cost for Income Tax Purposes  $ 228,220,243
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
TRAN - Tax Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1997, the fund had a capital loss carryforward of approximately $60,000 of which $5,000, $19,000, $10,000 and $26,000 will expire on December 31, 1998, 2002, 2003 and 2004, respectively. SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE -                                   $ 228,220,243
SEE ACCOMPANYING SCHEDULE

CASH                                                                    127,033

INTEREST RECEIVABLE                                                     1,260,060

 TOTAL ASSETS                                                           229,607,336

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 36,846

ACCRUED MANAGEMENT FEE                                       97,116

OTHER PAYABLES AND ACCRUED EXPENSES                          4,237

 TOTAL LIABILITIES                                                      138,199

NET ASSETS                                                             $ 229,469,137

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 229,529,001

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (59,864)

NET ASSETS, FOR 229,527,050 SHARES OUTSTANDING                         $ 229,469,137

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $1.00
SHARE ($229,469,137 (DIVIDED BY) 229,527,050 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1997

INTEREST INCOME                                                       $ 8,696,865

EXPENSES

MANAGEMENT FEE                                          $ 1,140,903

NON-INTERESTED TRUSTEES' COMPENSATION                    1,663

 TOTAL EXPENSES BEFORE REDUCTIONS                        1,142,566

 EXPENSE REDUCTIONS                                      (8,083)       1,134,483

NET INTEREST INCOME                                                    7,562,382

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                4,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 7,567,229


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                           1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 7,562,382      $ 7,511,918
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   4,847            (26,471)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            7,567,229        7,485,447
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (7,562,382)      (7,511,918)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    169,686,586      168,791,356
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     7,292,005        7,197,082

 COST OF SHARES REDEEMED                                    (189,900,683)    (175,218,462)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (12,922,092)     769,976
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (12,917,245)     743,505

NET ASSETS

 BEGINNING OF PERIOD                                        242,386,382      241,642,877

 END OF PERIOD                                             $ 229,469,137    $ 242,386,382


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,                   $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT              .033        .032        .035        .026        .022
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.033)      (.032)      (.035)      (.026)      (.022)

NET ASSET VALUE, END OF PERIOD     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.36%       3.21%       3.56%       2.61%       2.21%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 229,469   $ 242,386   $ 241,643   $ 257,608   $ 240,983
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE        .50%        .50%        .50%        .50%        .50%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        .50%        .48%        .50%        .50%        .50%
NET ASSETS AFTER EXPENSE                       B
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     3.31%       3.17%       3.50%       2.58%       2.19%
AVERAGE NET ASSETS


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1997




11. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, market discount, capital loss carryforwards and losses
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUE
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
13. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $67,454,469 and $88,733,959, respectively.
The market value of futures contracts purchased and closed during the period amounted to $62,307,024 and $64,892,071, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $990 and $6,257 for the income and money market funds, respectively. Effective April 1, 1997, these transaction fees were eliminated for the income fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
15. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $347 and $8,083 for the income and money market funds, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Spartan Pennsylvania Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund, including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Trust: Spartan Pennsylvania Municipal Income Fund and Fidelity Municipal Trust II: Spartan Pennsylvania Municipal Money Market Fund as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 9, 1998
DISTRIBUTIONS


The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
During fiscal year ended 1997, 100% of the income and money market funds income dividends was free from federal income tax, and 9.09% and 59.09%, respectively, of the funds' income dividends was subject to the federal alternative minimum tax.

PAY DATE 1/02/98 2/09/98

RECORD DATE 12/26/97 2/06/98

SHORT-TERM
CAPITAL GAINS $ - $ -

LONG-TERM
CAPITAL GAINS $ .030 $ .012

LONG-TERM
CAPITAL GAIN
BREAKDOWN:
28% rate 0.00% 51.08%
20% rate 100.00% 48.92%
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
Fidelity Investments Money
Management Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Dwight D. Churchill, Vice President - INCOME FUND
Boyce Greer, Vice President -
MONEY MARKET FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Jonathan D. Short, Vice President -
INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox*
Phyllis Burke Davis*
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough*
Robert C. Pozen
Thomas R. Williams*
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
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Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
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